                                                               File No. 33-47216
                                                                        811-6632


                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549


                                       FORM N-4

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Post-Effective Amendment No. 15
                                                       ----

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  Amendment No. 17
                                               ----


     Allmerica Select Separate Account of Allmerica Financial Life Insurance And
                                   Annuity Company
     ---------------------------------------------------------------------------
                                (Exact Name of Trust)

                Allmerica Financial Life Insurance and Annuity Company
                ------------------------------------------------------
                                  440 Lincoln Street
                           Worcester, Massachusetts 01653

                                    (508) 855-1000
                                    --------------
                 (Registrant's telephone number including area code)

                     Abigail M. Armstrong, Secretary and Counsel
                Allmerica Financial Life Insurance and Annuity Company
                                  440 Lincoln Street
                            Worcester, Massachusetts 01653
                   (Name and complete address of agent for service)


     It is proposed that this filing will become effective:

       X   immediately upon filing pursuant to paragraph (b)
     -----
          on February 1, 1998 pursuant to paragraph (b)
     -----
           60 days after filing pursuant to paragraph(a)(1)
     -----
           on (date) pursuant to paragraph (a)(1)
     -----
           on (date) pursuant to paragraph (a)(2) of Rule 485
     -----
           this post-effective amendment designates a new effective date for a ----- previously filed post-effective amendment


                              VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940, Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933. The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1997 will be filed on or before February 27, 1998.

               CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                             ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.   CAPTION IN PROSPECTUS
-----------------   ---------------------
1. . . . . . . . .  Cover Page

2. . . . . . . . .  Special Terms

3. . . . . . . . .  Summary; Annual and Transaction Expenses

4. . . . . . . . .  Condensed Financial Information; Performance Information

5. . . . . . . . .  Description of the Company, the Variable Account, the Trust,
                    Fidelity VIP, and T. Rowe Price

6. . . . . . . . .  Charges and Deductions

7. . . . . . . . .  Description of the Contract

8. . . . . . . . .  Electing the Form of Annuity and the Annuity Date;
                    Description of Variable Annuity Option; Annuity Benefit Payments

9. . . . . . . . .  Death Benefit

10 . . . . . . . .  Payments; Computation of Values; Distribution

11 . . . . . . . .  Surrender; Withdrawals; Charge for Surrender and
                    Withdrawal; Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12 . . . . . . . .  Federal Tax Considerations

13 . . . . . . . .  Legal Matters

14 . . . . . . . .  Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------   ----------------------------------------------
15 . . . . . . . .  Cover Page

16 . . . . . . . .  Table of Contents

17 . . . . . . . .  General Information and History

18 . . . . . . . .  Services

19 . . . . . . . .  Underwriters

21 . . . . . . . .  Performance Information

22 . . . . . . . .  Annuity Payments

23 . . . . . . . .  Financial Statements

This Post-effective Amendment No. 15 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the prospectus and Statement of Additional Information of Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company dated May 1, 1997 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement, including the prospectus and Statement of Additional Information was previously filed in Registrant's Post-effective Amendment No. 12 on April 30, 1997 and is incorporated by reference herein.

                          ALLMERICA SELECT SEPARATE ACCOUNT
                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                     SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997
           THIS SUPPLEMENT SUPPLANTS THE SUPPLEMENT DATED FEBRUARY 1, 1998

                                         ***

Effective February 10, 1998, three additional Sub-Accounts will be available under the Contract. The Sub-Accounts will invest exclusively in shares of the Select Emerging Markets Fund, the Select Value Opportunity Fund and the Select Strategic Growth Fund of Allmerica Investment Trust. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

Under "4. INVESTMENT OPTIONS" on page P-2 of the Profile, the listing of funds is revised as follows:


                             Fund                   Investment Adviser
                             ----                   ------------------

International Funds    Select Emerging Markets    Schroder Capital Management
                       Fund                       International Inc.

                       Select International       Bank of Ireland Asset
                       Equity Fund                Management (U.S.) Limited

                       T. Rowe Price              Rowe Price-Fleming
                       International Stock        International, Inc.
                       Portfolio


Aggressive Growth     Select Aggressive Growth   Nicholas-Applegate Capital
Funds                 Fund                       Management, L.P.

                      Select Capital             Janus Capital Corporation
                      Appreciation Fund

                      Select Value Opportunity   Cramer Rosenthal McGlynn, LLC
                      Fund

Growth Funds          Select Growth Fund         Putnam Investment Management,
                                                 Inc.

                      Select Strategic Growth    Cambiar Investors, Inc.
                      Fund

                      Fidelity VIP Growth        Fidelity Management and
                      Portfolio                  Research Company


Growth and Income     Select Growth and Income   John A. Levin & Co., Inc.
Funds                 Fund

                      Fidelity VIP               Fidelity Management and
                      Equity-Income Portfolio    Research Company

High Income Fund      Fidelity VIP High Income   Fidelity Management and
                      Portfolio                  Research Company


Income Fund           Select Income Fund         Standish, Ayer & Wood, Inc.

Money Market Fund     Money Market Fund          Allmerica Asset Management,
                                                 Inc.



Under "5. EXPENSES" in the Profile, the table on page P-3 is deleted and replaced with the following table as of 12/31/97 (unaudited):


                                                                                                  EXAMPLES:
                                                                                                 TOTAL ANNUAL
                                                                                                  EXPENSES AT
                                                                                                     END OF
----------------------------------------------------------------------------------------------------------------
FUND                                   TOTAL ANNUAL      TOTAL ANNUAL          TOTAL ANNUAL      (1)         (2)
                                     INSURANCE CHARGES    FUND CHARGES             CHARGES       1 YEAR     10 YEARS
-----------------------------------------------------------------------------------------------------------------


Select Emerging Markets Fund             1.44%             2.00%                   3.44%          $94        $369
Select International Equity Fund         1.44%             1.12%                   2.56%          $86        $286
T. Rowe Price International Stock
Portfolio                                1.44%             1.05%                   2.49%          $85        $279
Select Aggressive Growth Fund            1.44%             0.98%                   2.42%          $84        $272
Select Capital Appreciation Fund         1.44%             1.10%                   2.54%          $85        $284
Select Value Opportunity Fund            1.44%             1.04%                   2.48%          $85        $278
Select Growth Fund                       1.44%             0.93%                   2.37%          $84        $267
Select Strategic Growth Fund             1.44%             0.98%                   2.42%          $84        $272
Fidelity VIP Growth Portfolio            1.44%             0.69%                   2.13%          $81        $243
Select Growth and Income Fund            1.44%             0.77%                   2.21%          $82        $251
Fidelity VIP Equity-Income Portfolio     1.44%             0.58%                   2.02%          $80        $231
Fidelity VIP High Income Portfolio       1.44%             0.71%                   2.15%          $82        $245
Select Income Fund                       1.44%             0.71%                   2.15%          $82        $245
Money Market Fund                        1.44%             0.35%                   1.79%          $78        $207


For newly formed funds, fund expenses have been estimated. For more detailed information, see the Fund Expense Table below.

"8. PERFORMANCE" on pages P-3 and P-4 of the Profile is deleted in its entirety and replaced by the following:

8.   PERFORMANCE

The value of your contract will vary up or down depending on the investment performance of the funds you choose. The following chart illustrates past returns for the funds since the inception of each Sub-Account. The performance figures reflect the contract fee, the insurance charges, the investment charges and all other expenses of the fund. They do not reflect the surrender charges which, if applied, would reduce such performance. Past performance is not a guarantee of future results.



                                                    CALENDAR YEAR
                                       ----------------------------------------
                                        1997      1996     1995    1994    1993
FUND                                 (UNAUDITED)
----                                 -----------
Select Emerging Markets Fund           N/A        N/A      N/A     N/A      N/A
Select International Equity Fund       3.16%     20.20%    17.94%  (4.30)%  N/A
T. Rowe Price International Stock
Portfolio                              1.63%     12.99%     9.57%  N/A      N/A
Select Aggressive Growth Fund         17.03%     16.85%    30.44% (3.52)%  17.82%
Select Capital Appreciation Fund      12.66%      7.24%    N/A     N/A      N/A
Select Value Opportunity Fund          N/A        N/A      N/A     N/A      N/A
Select Growth Fund                    32.18%     20.27%    22.83% (2.95)%  (0.32)%
Select Strategic Growth Fund           N/A        N/A      N/A     N/A      N/A
Fidelity VIP Growth Portfolio         21.74%     13.06%    33.41%  N/A      N/A
Select Growth and Income Fund         20.79%     19.53%    28.50% (0.78)%   8.81%
Fidelity VIP Equity-Income Portfolio  26.30%     12.64%    33.15%  N/A      N/A
Fidelity VIP High Income Portfolio    16.01%     12.40%    18.98%  N/A      N/A
Select Income Fund                     7.62%      1.82%    15.31% (6.16)%   9.35%
Money Market Fund                      3.97%      3.83%     4.33%  2.51%    1.55%


The following are added to the list of funds under the second paragraph of page 1 of the Prospectus:

           Fund                            Investment Adviser
           ----                            -------------------

SELECT EMERGING  MARKETS FUND    SCHRODER CAPITAL MANAGEMENT INTERNATIONAL
                                 INC.

SELECT VALUE OPPORTUNITY FUND    CRAMER ROSENTHAL MCGLYNN, LLC

SELECT STRATEGIC GROWTH FUND     CAMBIAR INVESTORS, INC.


The definition of "UNDERLYING FUNDS (OR FUNDS)" on page 4 of the Prospectus is revised to add "Select Emerging Markets Fund," "Select Value Opportunity Fund" and "Select Strategic Growth Fund" as the first, sixth and eighth Funds respectively.

The number "eleven" is changed to "fourteen" in the first and second sentence under "WHAT ARE MY INVESTMENT CHOICES?" on page 7 of the Prospectus and the following are added as the first, sixth and eighth Funds in the second sentence:

    -   Select Emerging Markets Fund
        Managed by Schroder Capital Management International Inc.

    -   Select Value Opportunity Fund
        Managed by Cramer Rosenthal McGlynn, LLC

    -   Select Strategic Growth Fund
        Managed by Cambiar Investors, Inc.


The second paragraph under "WHO ARE THE INVESTMENT ADVISERS OF THE FUNDS AND HOW ARE THEY SELECTED?" on page 8 of the Prospectus is amended to read in its entirety as follows:

          Allmerica Investment Management Company, Inc. ("Manager"), an affiliate of the Company, is the investment manager of the Trust. The Manager has entered into agreements with investment advisers ("Sub-Advisers") selected by the Manager and Trustees in consultation with RogersCasey. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust. In addition, Rogers, Casey Sponsor Services, Inc. a wholly owned subsidiary of RogersCasey, provides asset allocation recommendations that may be utilized at no cost by registered representatives who are assisting clients in developing diversified portfolios.


The following are added to the list in the fifth paragraph under "WHO ARE THE INVESTMENT ADVISERS OF THE FUNDS AND HOW ARE THEY SELECTED?"

          SELECT EMERGING MARKETS FUND        SCHRODER CAPITAL MANAGEMENT
                                              INTERNATIONAL INC.
          SELECT VALUE OPPORTUNITY FUND       CRAMER ROSENTHAL MCGLYNN, LLC
          SELECT STRATEGIC GROWTH FUND        CAMBIAR INVESTORS, INC.

The Fund Expenses table on page 11 of the Prospectus is deleted and the following inserted in its place:

FUND EXPENSES: The following table shows the expenses (unaudited) of the Underlying Funds as a percentage of average net assets for the year ended December 31, 1997.

--------------------------------------------------------------------------------------
                                                         OTHER FUND
                                                          EXPENSES
                                                         (AFTER ANY      TOTAL
                                          MANAGEMENT     APPLICABLE       FUND
 FUND                                         FEE      REIMBURSEMENTS)  EXPENSES
--------------------------------------------------------------------------------------
 Select Emerging Markets Fund@               1.35%        0.65%(1)        2.00%
 Select International Equity Fund            0.92%*       0.20%(1)        1.12%(3)
 T. Rowe Price International Stock
   Portfolio                                 1.05%        0.00%           1.05%
 Select Aggressive Growth Fund               0.89%*       0.09%(1)        0.98%(3)
 Select Capital Appreciation Fund            0.95%*       0.15%(1)        1.10%
 Select Value Opportunity Fund               0.90%**      0.14%(1)        1.04%(3)
 Select Growth Fund                          0.85%        0.08%(1)        0.93%(3)
 Select Strategic Growth Fund@               0.85%        0.13%(1)        0.98%
 Fidelity VIP Growth Portfolio               0.60%        0.09%           0.69%(2)
 Select Growth and Income Fund               0.70%*       0.07%(1)        0.77%(3)
 Fidelity VIP Equity-Income Portfolio        0.50%        0.08%           0.58%(2)
 Fidelity VIP High Income Portfolio          0.59%        0.12%           0.71%
 Select Income Fund                          0.58%*       0.13%(1)        0.71%
 Money Market Fund                           0.27%        0.08%(1)        0.35%
--------------------------------------------------------------------------------------

@ These Portfolios commenced operations in February 1998. Expenses shown are annualized and are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than shown.

* Effective September 1, 1997, the management fee rates for these funds were revised. The management fees ratios shown in the table above have been adjusted to assume that the revised rates took effect on January 1, 1997.

** The Select Value Opportunity Fund was formerly known as the "Small-Mid Cap Value Fund." Effective April 1, 1997, the management fee rate of the former Small-Mid Cap Value Fund was revised. In addition, effective April 1, 1997 and until further notice, the management fee for this fund has been voluntarily limited to an annual rate of 0.90% of average daily net assets. The management fee ratio shown above for the Select Value Opportunity Fund has been adjusted to assume that the revised rate and the voluntary limitation took effect on January 1, 1997. Had the voluntary limitation of 0.90% not been effective on January 1, 1997 and had the management fee rate revision discussed above been effective on January 1, 1997, the management fee ratio and the total fund expense ratio would have been 0.95% and 1.09%, respectively.

(1) Until further notice, Allmerica Investment Management Company, Inc. ("Manager"), under the Management Agreement with Allmerica Investment Trust, has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Strategic Growth and Select Growth Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Income Fund and 0.60% for Money Market Fund. In addition, the Manager has agreed to waive voluntarily its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily assets, except that such waiver shall not exceed the net amount of management fees earned by the Manager from the fund after subtracting fees paid by the Manager to Schroder Capital Management International Inc. for sub-advisory fees. The total operating expenses of the funds of the Trust were less than their respective expense limitations throughout 1997. The declaration of a voluntary expense limitation in any year does not bind Allmerica Investments to declare future expense limitations with respect to these funds.

(2) A portion of the brokerage commissions the Portfolio paid was used to reduce Fund expenses. Including these reductions, total operating expenses would have been 0.57% for the Fidelity VIP Equity-Income Portfolio and 0.67% for the Fidelity VIP Growth Portfolio.

(3) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total operating expenses would have been 1.10% for Select International Equity Fund, 0.91% for Select Growth Fund, 0.74% for Select Growth and Income Fund, 0.93% for Select Aggressive Growth, and 0.98% for Select Value Opportunity Fund.

The expense tables on pages 12 and 13 of the Prospectus are deleted and replaced with the following tables:

 (1) With Surrender Charge . . . . . . . . . . . . . .      1 Year        3 Years        5 Years       10 Years
 Select Emerging Markets Fund  . . . . . . . . . . . .        $94           $151           $205          $366
 Select International Equity Fund  . . . . . . . . . .        $87           $131           $172          $301
 T. Rowe Price International Stock Portfolio . . . . .        $85           $126           $163          $283
 Select Aggressive Growth Fund . . . . . . . . . . . .        $86           $127           $165          $286
 Select Capital Appreciation Fund  . . . . . . . . . .        $86           $129           $167          $291
 Select Value Opportunity Fund . . . . . . . . . . . .        $84           $123           $157          $271
 Select Growth Fund  . . . . . . . . . . . . . . . . .        $84           $123           $157          $271
 Select Strategic Growth Fund  . . . . . . . . . . . .        $84           $123           $157          $272
 Fidelity VIP Growth Portfolio . . . . . . . . . . . .        $82           $116           $145          $247
 Select Growth and Income Fund . . . . . . . . . . . .        $83           $120           $152          $261
 Fidelity VIP Equity-Income Portfolio  . . . . . . . .        $81           $113           $140          $236
 Fidelity VIP High Income Portfolio  . . . . . . . . .        $82           $117           $146          $249
 Select Income Fund  . . . . . . . . . . . . . . . . .        $82           $118           $148          $252
 Money Market Fund . . . . . . . . . . . . . . . . . .        $79           $106           $128          $211

(2) Without Surrender Charge . . . . . . . . . . . . .      1 Year        3 Years        5 Years       10 Years
Select Emerging Markets Fund . . . . . . . . . . . . .        $34           $104           $176          $366
Select International Equity Fund . . . . . . . . . . .        $27            $83           $142          $301
T. Rowe Price International Stock Portfolio  . . . . .        $25            $78           $133          $283
Select Aggressive Growth Fund  . . . . . . . . . . . .        $26            $79           $135          $286
Select Capital Appreciation Fund . . . . . . . . . . .        $26            $80           $137          $291
Select Value Opportunity Fund  . . . . . . . . . . . .        $24            $74           $127          $271
Select Growth Fund . . . . . . . . . . . . . . . . . .        $24            $74           $127          $271
Select Strategic Growth Fund . . . . . . . . . . . . .        $24            $74           $127          $272
Fidelity VIP Growth Portfolio  . . . . . . . . . . . .        $22            $67           $115          $247
Select Growth and Income Fund  . . . . . . . . . . . .        $23            $71           $122          $261
Fidelity VIP Equity-Income Portfolio . . . . . . . . .        $21            $64           $110          $236
Fidelity VIP High Income Portfolio . . . . . . . . . .        $22            $68           $116          $249
Select Income Fund . . . . . . . . . . . . . . . . . .        $22            $69           $118          $252
Money Market Fund  . . . . . . . . . . . . . . . . . .        $18            $57            $98          $211

The performance tables on page 16 of the prospectus are deleted and replaced with the following updated through December 31, 1997 and are revised to include information regarding the Select Value Opportunity Fund, formerly the Small-Mid Cap Value Fund, whose inception date was 4/30/93:

                                       TABLE 1
         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1997
                           SINCE INCEPTION OF SUB-ACCOUNT
                  (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)
                            --------

                                              (UNAUDITED)
                                               FOR YEAR                      SINCE
                                                 ENDED                    INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND        12/31/97        5 YEARS    SUB-ACCOUNT
Select Emerging Markets Fund                       N/A            N/A           N/A
Select International Equity Fund                (2.87%)           N/A         8.71%
T. Rowe Price International Stock Portfolio     (4.32%)           N/A         6.13%
Select Aggressive Growth Fund                   10.53%         14.81%        17.88%
Select Capital Appreciation Fund.                6.16%            N/A        19.82%
Select Value Opportunity Fund                      N/A            N/A           N/A
Select Growth Fund                              25.68%         13.22%        14.66%
Select Strategic Growth Fund                       N/A            N/A           N/A
Fidelity VIP Growth Portfolio                   15.24%            N/A        20.62%
Select Growth and Income Fund                   14.29%         14.58%        13.65%
Fidelity VIP Equity-Income Portfolio            19.80%            N/A        20.47%
Fidelity VIP High Income Portfolio               9.51%            N/A         12.80
Select Income Fund                               1.32%          4.84%         4.73%
Money Market Fund                               (2.11%)         2.69%         2.84%

                                       TABLE 2
         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1997
                           SINCE INCEPTION OF SUB-ACCOUNT
                     (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)

                                              (UNAUDITED)
                                               FOR YEAR                       SINCE
                                                 ENDED                     INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND        12/31/97        5 YEARS    SUB-ACCOUNT
Select Emerging Markets Fund                        N/A            N/A           N/A
Select International Equity Fund                  3.16%            N/A         9.58%
T. Rowe Price International Stock Portfolio       1.63%            N/A         7.80%
Select Aggressive Growth Fund                    17.03%         15.15%        18.06%
Select Capital Appreciation Fund                 12.66%            N/A        21.19%
Select Value Opportunity Fund                       N/A            N/A           N/A
Select Growth Fund                               32.18%         13.58%        14.87%
Select Strategic Growth Fund                        N/A            N/A           N/A
Fidelity VIP Growth Portfolio                    21.74%            N/A        21.97%
Select Growth and Income Fund                    20.79%         14.92%        13.87%
Fidelity VIP Equity-Income Portfolio             26.30%            N/A        21.83%
Fidelity VIP High Income Portfolio               16.01%            N/A        14.31%
Select Income Fund                                7.62%          5.34%         5.04%
Money Market Fund                                 3.97%          3.22%          3.17

                                       TABLE 1
         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1997
                         SINCE INCEPTION OF UNDERLYING FUND
                  (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                              (UNAUDITED)                    SINCE
                                               FOR YEAR                   INCEPTION OF
                                                 ENDED                     UNDERLYING
NAME OF UNDERLYING FUND                        12/31/97        5 YEARS       FUND*
Select Emerging Markets Fund                       N/A             N/A           N/A
Select International Equity Fund                (2.87%)            N/A         8.68%
T. Rowe Price International Stock Portfolio     (4.32%)            N/A         5.61%
Select Aggressive Growth Fund                   10.53%          14.81%        17.67%
Select Capital Appreciation Fund.                6.16%             N/A        19.76%
Select Value Opportunity Fund                   16.56%             N/A        14.87%
Select Growth Fund                              25.68%          13.22%        14.49%
Select Strategic Growth Fund                       N/A             N/A           N/A
Fidelity VIP Growth Portfolio                   15.24%          15.97%        15.51%
Select Growth and Income Fund                   14.29%          14.58%        13.49%
Fidelity VIP Equity-Income Portfolio            19.80%          18.13%        15.04%
Fidelity VIP High Income Portfolio               9.51%          11.89%        11.19%
Select Income Fund                               1.32%           4.84%         4.67%
Money Market Fund                               (2.11%)          2.69%         4.27%

                                       TABLE 2
         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1997
                         SINCE INCEPTION OF UNDERLYING FUND
                     (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)

                                              (UNAUDITED)                    SINCE
                                               FOR YEAR                   INCEPTION OF
                                                 ENDED                     UNDERLYING
NAME OF UNDERLYING FUND                        12/31/97        5 YEARS       FUND*
Select Emerging Markets Fund                        N/A            N/A           N/A
Select International Equity Fund                  3.16%            N/A         9.54%
T. Rowe Price International Stock Portfolio       1.63%            N/A         6.51%
Select Aggressive Growth Fund                    17.03%         15.15%        17.85%
Select Capital Appreciation Fund                 12.66%            N/A        21.13%
Select Value Opportunity Fund                    24.81%            N/A        16.89%
Select Growth Fund                               32.18%         13.58%        14.70%
Select Strategic Growth Fund                        N/A            N/A           N/A
Fidelity VIP Growth Portfolio                    21.74%         16.30%        15.51%
Select Growth and Income Fund                    20.79%         14.92%        13.70%
Fidelity VIP Equity-Income Portfolio             26.30%         18.43%        15.04%
Fidelity VIP High Income Portfolio               16.01%         12.27%        11.19%
Select Income Fund                                7.62%          5.34%         4.98%
Money Market Fund                                 3.97%          3.22%         4.27%

*The inception dates for the Underlying Funds are 1/25/94 for Select International Equity Fund; 3/31/94 for T. Rowe Price International Stock Portfolio; 8/21/92 for Select Aggressive Growth Fund; 4/28/95 for Select Capital Appreciation Fund; 4/30/93 for Select Value Opportunity Fund; 8/21/92 for Select Growth Fund; 10/09/86 for Fidelity VIP Growth Portfolio; 8/21/92 for Select Growth and

Income Fund; 10/09/86 for Fidelity VIP Equity-Income Portfolio; 9/19/85 for Fidelity VIP High Income Portfolio; 8/21/92 for Select Income Fund; 4/29/85 for Money Market Fund.

The following summaries of investment objectives and policies are added as the first, sixth and eighth summaries respectively under "INVESTMENT OBJECTIVES AND POLICIES" beginning on page 18 of the Prospectus:

          SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets. The Sub-Adviser for the Select Emerging Markets Fund is Schroder Capital Management International Inc.

          SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued. The Sub-Adviser for the Select Value Opportunity Fund is Cramer Rosenthal McGlynn, LLC.

          SELECT STRATEGIC GROWTH FUND -- seeks long-term growth of capital by investing primarily in common stocks of established companies. The Sub-Adviser for the Select Strategic Growth Fund is Cambiar Investors, Inc.


The following information is added to the last paragraph under "INVESTMENT ADVISORY SERVICES" on page 19 and 20 of the Prospectus:

          The Manager's fee, computed daily at an annual rate based on the average daily net asset value of the Fund, will be 1.35% for Select Emerging Markets Fund and 0.85% for Select Strategic Growth Fund. For the Select Value Opportunity Fund, the fee will be 1.00% for net asset value up to $100,000,000; 0.85% on the next $150,000,000; 0.80% on the next $250,000,000; 0.75% on the next $250,000,000 and 0.70% on the remainder.


The following information is added to the Sub-Adviser fee table on page 20 of the Prospectus:

 FUND                 SUB-ADVISER                            NET ASSET VALUE      RATE
 Select Emerging      Schroder Capital Management            First $50 million    1.00%
      Markets         International Inc.                     Next $50 million     0.85%
                                                             Next $150 million    0.75%
                                                             Over $250 million    0.60%

 Select Value         Cramer Rosenthal McGlynn, LLC          First $100 million   0.60%
      Opportunity                                            Next $150 million    0.50%
                                                             Next $250 million    0.40%
                                                             Next $250 million    0.375%
                                                             Over $750 million    0.35%

 Select Strategic     Cambiar Investors, Inc.                First $50 million    0.50%
      Growth                                                 Next $100 million    0.45%
                                                             Next $100 million    0.35%
                                                             Next $100 million    0.30%
                                                             Over $350 million    0.25%

The Allmerica Select Resource I expense tables in paragraph 7 of Appendix D are deleted and replaced by the following tables as of 12/31/97 (unaudited):

(a) With Surrender Charge. . . . . . . . . . . . . . .      1 Year        3 Years        5 Years       10 Years
Select Emerging Markets Fund . . . . . . . . . . . . .        $94           $153           $208           $371
Select International Equity Fund.. . . . . . . . . . .        $86           $128           $166           $288
T. Rowe Price International Stock. . . . . . . . . . .        $85           $126           $163           $281
Select Aggressive Growth Fund... . . . . . . . . . . .        $85           $124           $159           $274
Select Capital Appreciation Fund.. . . . . . . . . . .        $86           $127           $165           $286
Select Value Opportunity Fund. . . . . . . . . . . . .        $85           $125           $161           $280
Select Growth Fund.. . . . . . . . . . . . . . . . . .        $84           $122           $157           $269
Select Strategic Growth Fund.. . . . . . . . . . . . .        $85           $124           $159           $274
Fidelity VIP Growth Portfolio... . . . . . . . . . . .        $82           $115           $145           $245
Select Growth and Income Fund... . . . . . . . . . . .        $83           $118           $149           $253
Fidelity Equity-Income Portfolio.. . . . . . . . . . .        $81           $112           $140           $233
Fidelity High Income Portfolio.. . . . . . . . . . . .        $82           $116           $146           $247
Select Income Fund.. . . . . . . . . . . . . . . . . .        $82           $116           $146           $247
Money Market Fund. . . . . . . . . . . . . . . . . . .        $79           $106           $128           $209


(b) Without Surrender Charge . . . . . . . . . . . . .      1 Year        3 Years        5 Years       10 Years
Select Emerging Markets Fund . . . . . . . . . . . . .        $35           $105           $178           $371
Select International Equity Fund.. . . . . . . . . . .        $26            $79           $135           $288
T. Rowe Price International Stock. . . . . . . . . . .        $25            $77           $132           $281
Select Aggressive Growth Fund... . . . . . . . . . . .        $24            $75           $128           $274
Select Capital Appreciation Fund.. . . . . . . . . . .        $26            $79           $134           $286
Select Value Opportunity Fund. . . . . . . . . . . . .        $25            $77           $131           $280
Select Growth Fund.. . . . . . . . . . . . . . . . . .        $24            $74           $126           $269
Select Strategic Growth Fund.. . . . . . . . . . . . .        $24            $75           $128           $274
Fidelity VIP Growth Portfolio... . . . . . . . . . . .        $22            $66           $114           $245
Select Growth and Income Fund... . . . . . . . . . . .        $22            $69           $118           $253
Fidelity Equity-Income Portfolio.. . . . . . . . . . .        $20            $63           $108           $233
Fidelity High Income Portfolio.. . . . . . . . . . . .        $22            $67           $115           $247
Select Income Fund.. . . . . . . . . . . . . . . . . .        $22            $67           $115           $247
Money Market Fund. . . . . . . . . . . . . . . . . . .        $18            $56            $96           $209


                                        ***

The following paragraph is added at the end of "D. TRANSFER PRIVILEGE" on pages 22 and 23 of the Prospectus:

          ASSET ALLOCATION MODEL REALLOCATIONS - If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties who provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

Supplement Dated February 10, 1998

                         ALLMERICA SELECT SEPARATE ACCOUNT
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                 SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                 DATED MAY 1, 1997
          THIS SUPPLEMENT SUPPLANTS THE SUPPLEMENT DATED FEBRUARY 1 1998

                                        ***

The third and fourth paragraphs of page 2 under "GENERAL INFORMATION AND HISTORY" are revised in their entirety to read as follows:

     Currently, 14 Sub-Accounts of the Variable Account are available under the Contract. Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("Trust"), Variable Insurance Products Fund ("Fidelity VIP") or T. Rowe Price International Series, Inc. ("T. Rowe Price").

     The Trust, Fidelity VIP and T. Rowe Price are open-end, diversified management investment companies. Ten different funds of the Trust are available under the Contract: Select Emerging Markets Fund,
     Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund, Select Strategic Growth Fund, Select Growth and Income Fund, Select Income Fund and Money Market Fund. Three of the portfolios of Fidelity VIP are available under the Contract: Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio and Fidelity VIP Growth Portfolio. One portfolio of T. Rowe Price is available under the Contract: the T. Rowe Price International Stock Portfolio. Each Fund, Portfolio and Series available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.


The following is added as the third paragraph under "Experts" on page 3:

     The financial statements of the Company and the Allmerica Select Separate Account for the period ending September 30, 1997 included herewith are unaudited.

The first sentence under "YIELD AND EFFECTIVE YIELD-MONEY MARKET SUB-ACCOUNT" is deleted and replaced by the following: Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven-day period ended December 31, 1997 (unaudited):

     Yield                4.95%
     Effective Yield      5.08%


Footnote 23 under "Notes to Financial Statements" on page F-17 is deleted and replaced in its entirety with the following:

     14. SUBSEQUENT EVENTS (UNAUDITED)

     On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income business under a 100% coinsurance agreement to Metropolitan Life Insurance Company. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

     In late July 1997, a lawsuit was instituted in Louisiana against Allmerica Financial Corporation and certain of its subsidiaries, including the Company, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contracts, misrepresentation and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and refiled the action in Federal District Court in Worcester, Massachusetts. The plaintiffs seek to be certified as a class. The case is in the early stages of discovery and the Company is evaluating the claims.
     Although the Company believes it has meritorious defenses to plaintiffs' claims, there can be no assurance that the claims will be resolved on a basis which is satisfactory to the Company.


Supplement Dated February 10, 1998

                                 FINANCIAL STATEMENTS

                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
      (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                                 STATEMENTS OF INCOME


                                                           (UNAUDITED)
                                                NINE MONTHS ENDED SEPTEMBER 30,
 (In millions)                                             1997         1996
-------------------------------------------------------------------------------
REVENUES
   Premiums. . . . . . . . . . . . . . . . . . . . . .   $  23.3      $  25.2
   Universal life and investment product policy fees .     156.4        129.5
   Net investment income . . . . . . . . . . . . . . .     125.8        129.3
   Net realized investment losses. . . . . . . . . . .      (2.9)        (5.7)
   Other income. . . . . . . . . . . . . . . . . . . .       0.6          0.3
                                                         --------     --------
     Total revenues. . . . . . . . . . . . . . . . . .     303.2        278.6
                                                         --------     --------

BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment
    expenses . . . . . . . . . . . . . . . . . . . . .     147.2        143.5
   Policy acquisition expenses . . . . . . . . . . . .      38.0         36.7
   Loss from cession of disability income business . .      53.9            -
   Other operating expenses. . . . . . . . . . . . . .      71.6         63.6
                                                         --------     --------
      Total benefits, losses and expenses. . . . . . .     310.7        243.8
                                                         --------     --------
(Loss) income before federal income taxes. . . . . . .      (7.5)        34.8
                                                         --------     --------

FEDERAL INCOME TAX EXPENSE (BENEFIT)
   Current.. . . . . . . . . . . . . . . . . . . . . .       5.9         18.3
   Deferred. . . . . . . . . . . . . . . . . . . . . .      (8.1)        (8.6)
                                                         --------     --------
Total federal income tax (benefit) expense . . . . . .      (2.2)         9.7
                                                         --------     --------

Net (loss) income. . . . . . . . . . . . . . . . . . .   $  (5.3)     $  25.1
                                                         --------     --------
                                                         --------     --------














    The accompanying notes are an integral part of these financial statements.

              ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
      (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)


                          STATEMENTS OF SHAREHOLDERS' EQUITY



                                                           (UNAUDITED)
                                                NINE MONTHS ENDED SEPTEMBER 30,
 (In millions)                                             1997         1996
-------------------------------------------------------------------------------
COMMON STOCK
  Balance at beginning and end of period . . . . . . .    $  2.5        $  2.5
                                                         --------     --------

ADDITIONAL PAID-IN CAPITAL
  Balance at beginning and end of period . . . . . . .     346.3         324.3
                                                         --------     --------

RETAINED EARNINGS
  Balance at beginning of period . . . . . . . . . . .     176.4         144.7
  Net (loss) income. . . . . . . . . . . . . . . . . .     ( 5.3)         25.1
                                                         --------     --------
  Balance at end of period . . . . . . . . . . . . . .     171.1         169.8
                                                         --------     --------

NET UNREALIZED APPRECIATION ON INVESTMENTS
  Balance at beginning of period . . . . . . . . . . .      20.5          23.8
    Net appreciation (depreciation) on available-for-sale
         securities. . . . . . . . . . . . . . . . . .      21.7        ( 20.4)
    (Provision) benefit for deferred federal income taxes   (7.6)          7.2
                                                         --------     --------
  Balance at end of period . . . . . . . . . . . . . .      34.6          10.6
                                                         --------     --------

       Total shareholders' equity. . . . . . . . . . .  $  554.5      $  507.2
                                                         --------     --------
                                                         --------     --------





















      The accompanying notes are an integral part of these financial statements.

               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
      (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                                    BALANCE SHEETS


                                                                            (UNAUDITED)
                                                                            SEPTEMBER 30,  DECEMBER 31,
 (In millions)                                                                  1997          1996
------------------------------------------------------------------------------------------------------
 ASSETS
  Investments:
   Fixed maturities-at fair value (amortized cost of $1,425.0 and $1,660.2) $  1,486.6     $  1,698.0
   Equity securities-at fair value (cost of $33.4 and $33.0) . . . . . . .        51.9           41.5
   Mortgage loans. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       213.7          221.6
   Real estate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        14.8           26.1
   Policy loans. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       138.1          131.7
   Other long-term investments . . . . . . . . . . . . . . . . . . . . . .         0.1            7.9
                                                                            ----------     ----------
       Total investments . . . . . . . . . . . . . . . . . . . . . . . . .     1,905.22       2,126.8
                                                                            ----------     ----------
   Cash and cash equivalents . . . . . . . . . . . . . . . . . . . . . . .        18.3           18.8
   Accrued investment income . . . . . . . . . . . . . . . . . . . . . . .        34.8           37.7
   Deferred policy acquisition costs . . . . . . . . . . . . . . . . . . .       676.0          632.7
   Reinsurance receivable on paid and unpaid losses,
         benefits and unearned premiums. . . . . . . . . . . . . . . . . .        75.0           72.5
   Other assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       210.1            8.2
   Separate account assets . . . . . . . . . . . . . . . . . . . . . . . .     7,040.6        4,524.0
                                                                            ----------     ----------
       Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  9,960.0     $  7,420.7
                                                                            ----------     ----------
                                                                            ----------     ----------

 LIABILITIES
  Policy liabilities and accruals:
   Future policy benefits. . . . . . . . . . . . . . . . . . . . . . . . .  $  2,136.8     $  2,163.0
   Outstanding claims, losses and loss adjustment expenses . . . . . . . .        16.5           15.4
   Unearned premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .         2.6            2.7
   Contractholder deposit funds and other policy liabilities . . . . . . .        36.4           32.8
                                                                            ----------     ----------
       Total policy liabilities and accruals. . . . .  . . . . . . . . . .     2,192.3        2,213.9
                                                                            ----------     ----------
   Expenses and taxes payable. . . . . . . . . . . . . . . . . . . . . . .       117.9           77.3
   Deferred federal income taxes . . . . . . . . . . . . . . . . . . . . .        54.7           60.2
   Separate account liabilities. . . . . . . . . . . . . . . . . . . . . .     7,040.6        4,523.6
                                                                            ----------     ----------
       Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . .     9,405.5        6,873.0
                                                                            ----------     ----------

         Commitments and contingencies

 SHAREHOLDERS' EQUITY
  Common stock, $1,000 par value, 10,000 shares authorized, 2,518 shares
   issued and outstanding. . . . . . . . . . . . . . . . . . . . . . . . .         2.5            2.5
  Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . .       346.3          346.3
  Unrealized appreciation on investments, net. . . . . . . . . . . . . . .        34.6           20.5
  Retained earnings. . . . . . . . . . . . . . . . . . . . . . . . . . . .       171.1          176.4
                                                                            ----------     ----------
    Total shareholders' equity . . . . . . . . . . . . . . . . . . . . . .       554.5          545.7
                                                                            ----------     ----------
       Total liabilities and shareholders' equity. . . . . . . . . . . . .  $  9,960.0     $  7,420.7
                                                                            ----------     ----------
                                                                            ----------     ----------



    The accompanying notes are an integral part of these financial statements.

               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
      (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                         STATEMENTS OF CASH FLOWS (UNAUDITED)

                                                                        NINE MONTHS ENDED
                                                                          SEPTEMBER 30,
 (In millions)                                                           1997        1996
------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net (loss) income. . . . . . . . . . . . . . . . . . . . . . .       $   (5.3)   $  25.1
  Adjustments to reconcile net (loss) income to net cash from operating activities:
    Net realized losses. . . . . . . . . . . . . . . . . . . . . . . .      2.9        5.7
    Net amortization and depreciation. . . . . . . . . . . . . . . . .      0.2        2.9
          Deferred federal income taxes. . . . . . . . . . . . . . . .     (8.1)      (8.6)
    Change in deferred acquisition costs . . . . . . . . . . . . . . .    (58.7)     (36.8)
    Change in accrued investment income. . . . . . . . . . . . . . . .      2.9       (2.0)
    Change in policy liabilities and accruals, net . . . . . . . . . .    (20.8)     (38.4)
    Change in reinsurance receivable . . . . . . . . . . . . . . . . .     (2.6)      (3.7)
    Change in expenses and taxes payable . . . . . . . . . . . . . . .     29.6       46.5
    Separate account activity, net . . . . . . . . . . . . . . . . . .      0.4       10.8
    Other, net . . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.4       (4.0)
                                                                       --------    -------
       Net cash used in operating activities . . . . . . . . . . . . .    (59.1)      (2.5)
                                                                       --------    -------

CASH FLOWS FROM INVESTING ACTIVITIES
  Proceeds from disposals and maturities of available-for-sale fixed
   maturities. . . . . . . . . . . . . . . . . . . . . . . . . . . .      602.2      643.1
  Proceeds from disposals of equity securities . . . . . . . . . . . .      2.1        1.2
  Proceeds from disposals of other investments . . . . . . . . . . . .     19.4       10.7
  Proceeds from mortgages matured or collected . . . . . . . . . . . .     40.5       16.4
  Purchase of available-for-sale fixed maturities. . . . . . . . . . .   (562.6)    (698.7)
  Purchase of equity securities. . . . . . . . . . . . . . . . . . . .     (1.9)     (12.8)
  Purchase of other investments. . . . . . . . . . . . . . . . . . . .    (41.1)     (21.9)
                                                                       --------    -------
       Net cash provided by (used in) investing activities . . . . . .     58.6      (62.0)
                                                                       --------    -------

 CASH FLOWS FROM FINANCING ACTIVITIES
  Change in short term debt. . . . . . . . . . . . . . . . . . . . . .      --        63.2
                                                                       --------    -------
    Net cash provided by financing activities. . . . . . . . . . . . .      --        63.2
                                                                       --------    -------

 Net change in cash and cash equivalents . . . . . . . . . . . . . . .     (0.5)      (1.3)
 Cash and cash equivalents, beginning of period. . . . . . . . . . . .     18.8       17.3
                                                                       --------    -------
 Cash and cash equivalents, end of period. . . . . . . . . . . . . . . $   18.3    $  16.0
                                                                       --------    -------
                                                                       --------    -------











      The accompanying notes are an integral part of these financial statements.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
      (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                        NOTES TO INTERIM FINANCIAL STATEMENTS

1. Organization and Basis of Presentation

Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial" or the "Company") is a wholly owned subsidiary of SMA Financial Corp., which is wholly owned by First Allmerica Financial Life Insurance Company ("First Allmerica"), a stock life insurance company. First Allmerica is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by First Allmerica in accordance with a policy established by vote of First Allmerica's Board of Directors.

The accompanying unaudited financial statements of Allmerica Financial have been prepared in accordance with generally accepted accounting principles for stock life insurance companies for interim financial information. The Company began preparing financial statements in accordance with generally accepted accounting principles for the nine months ended September 31, 1996. Adjustments to conform with generally accepted accounting principles are not available on a quarterly basis prior to September 30, 1996. Accordingly, quarterly comparative amounts for the quarters ended September 30, 1996 and 1997 are not presented.

The accompanying interim financial statements reflect, in the opinion of the Company's management, all adjustments, consisting of only normal and recurring adjustments, necessary for a fair presentation of the financial position and results of operations. The results of operations for the nine months ended September 30, 1997 are not necessarily indicative of the results to be expected for the full year. These financial statements should be read in conjunction with the Company's 1996 annual audited financial statements.

In June 1997, the FASB issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS No. 130). FAS No. 130 established standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive income will thus represent the sum of net income and other comprehensive income, although FAS No. 130 does not require the use of the terms comprehensive income or other comprehensive income. The accumulated balance of other comprehensive income shall be displayed separately from retained earnings and additional paid-in capital in the statement of financial position. This statement is effective for fiscal years beginning after December 15, 1997. The Company anticipates that the adoption of FAS No. 130 will result primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

2.  Significant Transactions

On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income business under a 100% coinsurance agreement to Metropolitan Life Insurance Company. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

3. Federal Income Taxes

Federal income tax expense for the nine months ended September 30, 1997 and 1996, have been computed using estimated effective tax rates. These rates are revised, if necessary, at the end of each successive interim period to reflect the current estimates of the annual effective tax rates.

4. Commitments and Contingencies

In late July 1997, a lawsuit was instituted in Louisiana against AFC and certain of its subsidiaries, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and refiled the action in Federal District Court in Worcester, Massachusetts. The plaintiffs seek to be certified as a class. The case is in the early stages of discovery and the Company is evaluating the claims. Although the Company believes it has meritorious defenses to plaintiffs' claims, there can be no assurance that the claims will be resolved on a basis which is satisfactory to the Company.

                          ALLMERICA SELECT SEPARATE ACCOUNT

                         STATEMENTS OF ASSETS AND LIABILITIES

                            SEPTEMBER 30, 1997 (UNAUDITED)

                                                                            SELECT
                                                                          AGGRESSIVE      SELECT     SELECT GROWTH      SELECT
                                                                            GROWTH        GROWTH       AND INCOME       INCOME
                                                                         -----------  -------------  -------------  -------------
                                                                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                                            VA301          VA302         VA303           VA304
                                                                         -----------  -------------  -------------  -------------
ASSETS:
Investments in shares of Allmerica Investment Trust. . . . . . . . . . $ 203,645,472  $ 183,263,224  $ 196,680,013    $87,715,601
Investments in shares of Fidelity Variable Insurance Products Fund . .             -              -              -              -
Investment in shares of T. Rowe Price International Series, Inc. . . .             -              -              -              -

Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . . . .             -              -              -              -
                                                                       -------------  -------------  -------------    -----------
    Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . .   203,645,472    183,263,224    196,680,013     87,715,601

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . . . .             -              -              -              -
                                                                       -------------  -------------  -------------    -----------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 203,645,472  $ 183,263,224  $ 196,680,013    $87,715,601
                                                                       -------------  -------------  -------------    -----------
                                                                       -------------  -------------  -------------    -----------

Net asset distribution by category:
  Qualified variable annuity policies. . . . . . . . . . . . . . . . . $  70,700,634  $  60,278,537  $  62,660,837    $32,787,522
  Non-qualified variable annuity policies. . . . . . . . . . . . . . .   132,944,838    122,984,687    134,019,176     54,928,079
                                                                       -------------  -------------  -------------    -----------
                                                                       $ 203,645,472  $ 183,263,224  $ 196,680,013    $87,715,601
                                                                       -------------  -------------  -------------    -----------
                                                                       -------------  -------------  -------------    -----------


Qualified units outstanding, September 30, 1997. . . . . . . . . . . .    26,348,527     29,675,178     31,664,399     25,801,100
Net asset value per qualified unit, September 30, 1997 . . . . . . . .      2.683286       2.031278       1.978905       1.270780
Non-qualified units outstanding, September 30, 1997. . . . . . . . . .    49,545,534     60,545,472     67,723,906     43,223,909
Net asset value per non-qualified unit, September 30, 1997 . . . . . .      2.683286       2.031278       1.978905       1.270780

                                                                           SELECT         SELECT
                                                                           MONEY      INTERNATIONAL     CAPITAL     FIDELITY VIP
                                                                           MARKET         EQUITY      APPRECIATION   HIGH INCOME
                                                                        ------------  -------------  -------------  -------------
                                                                        SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                                           VA305          VA306          VA307          VA308
                                                                        ------------  -------------  -------------  -------------
ASSETS:
Investments in shares of Allmerica Investment Trust  . . . . . . . . .  $ 77,333,383  $ 128,790,400  $  64,819,799              -
Investments in shares of Fidelity Variable Insurance Products Fund . .             -              -              -  $  62,737,558
Investment in shares of T. Rowe Price International Series, Inc. . . .             -              -              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor)  . . . . . . . . . . . . . . . . . . . . .             -              -              -              -
                                                                        ------------  -------------  -------------  -------------
    Total assets.  . . . . . . . . . . . . . . . . . . . . . . . . . .    77,333,383    128,790,400     64,819,799     62,737,558

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . . . .             -              -              -              -
                                                                        ------------  -------------  -------------  -------------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 77,333,383  $ 128,790,400  $  64,819,799  $  62,737,558
                                                                        ------------  -------------  -------------  -------------
                                                                        ------------  -------------  -------------  -------------


Net asset distribution by category:
  Qualified variable annuity policies  . . . . . . . . . . . . . . . .  $ 25,091,369  $  43,714,493  $  22,084,316  $  22,271,386
  Non-qualified variable annuity policies. . . . . . . . . . . . . . .    52,242,014     85,075,907     42,735,483     40,466,172
                                                                        ------------  -------------  -------------  -------------
                                                                        $ 77,333,383  $ 128,790,400  $  64,819,799  $  62,737,558
                                                                        ------------  -------------  -------------  -------------
                                                                        ------------  -------------  -------------  -------------


Qualified units outstanding, September 30, 1997. . . . . . . . . . . .    21,504,669     29,721,757     13,448,309     15,664,538
Net asset value per qualified unit, September 30, 1997 . . . . . . . .      1.166787       1.470791       1.642163       1.421771
Non-qualified units outstanding, September 30, 1997. . . . . . . . . .    44,774,251     57,843,641     26,023,899     28,461,807
Net asset value per non-qualified unit, September 30, 1997 . . . . . .      1.166787       1.470791       1.642163       1.421771

                                                                       T. ROWE PRICE
                                                                        FIDELITY VIP   FIDELITY VIP  INTERNATIONAL
                                                                       EQUITY-INCOME      GROWTH          STOCK
                                                                       -------------  -------------  -------------
                                                                        SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                                            VA309          VA310          VA311
                                                                       -------------  -------------  -------------
ASSETS:
Investments in shares of Allmerica Investment Trust. . . . . . . . . .             -              -              -
Investments in shares of Fidelity Variable Insurance Products Fund . . $  91,006,718  $  70,160,789              -
Investment in shares of T. Rowe Price International Series, Inc. . . .             -              -  $  39,872,507

Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor)  . . . . . . . . . . . . . . . . . . . . .             -              -              -
                                                                       -------------  -------------  -------------
    Total  assets  . . . . . . . . . . . . . . . . . . . . . . . . . .    91,006,718     70,160,789     39,872,507
                                                                       -------------  -------------  -------------
                                                                       -------------  -------------  -------------

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . . . .             -              -              -
                                                                       -------------  -------------  -------------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . $  91,006,718  $  70,160,789  $  39,872,507
                                                                       -------------  -------------  -------------
                                                                       -------------  -------------  -------------


Net asset distribution by category:
  Qualified variable annuity policies  . . . . . . . . . . . . . . . . $  27,377,968  $  22,227,134  $  11,566,496
  Non-qualified variable annuity policies. . . . . . . . . . . . . . .    63,628,750     47,933,655     28,306,011
                                                                       -------------  -------------  -------------
                                                                       $  91,006,718  $  70,160,789  $  39,872,507
                                                                       -------------  -------------  -------------
                                                                       -------------  -------------  -------------

Qualified units outstanding, September 30, 1997. . . . . . . . . . . .    16,414,309     12,918,006      8,751,160
Net asset value per qualified unit, September 30, 1997 . . . . . . . .      1.667933       1.720632       1.321710
Non-qualified units outstanding, September 30, 1997. . . . . . . . . .    38,148,265     27,858,167     21,416,203
Net asset value per non-qualified unit, September 30, 1997 . . . . . .      1.667933       1.720632       1.321710

  The accompanying notes are an integral part of these financial statements.

                          ALLMERICA SELECT SEPARATE ACCOUNT

                               STATEMENTS OF OPERATIONS

               FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)




                                                                            SELECT
                                                                          AGGRESSIVE       SELECT      SELECT GROWTH
                                                                            GROWTH          GROWTH       AND INCOME
                                                                        ------------    ------------   -------------
                                                                         SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                                                             VA301          VA302           VA303
                                                                        ------------    ------------   -------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  2,134,171    $  1,419,575   $   3,656,396
                                                                        ------------    ------------   -------------


EXPENSES (NOTE 4):
  Mortality and expense risk fees. . . . . . . . . . . . . . . . . .       1,395,526       1,306,024       1,479,004
  Administrative expense charges . . . . . . . . . . . . . . . . . .         172,481         161,418         182,798
                                                                        ------------    ------------   -------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . .       1,568,007       1,467,442       1,661,802
                                                                        ------------    ------------   -------------

    Net investment income (loss) . . . . . . . . . . . . . . . . . .         566,164         (47,867)      1,994,594
                                                                        ------------    ------------   -------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . . . . . . .               -               -               -
  Net realized gain (loss) from sales of investments . . . . . . . .       1,023,606               -         607,557
                                                                        ------------    ------------   -------------
    Net realized gain (loss) from gain distributions
       and sales of investments. . . . . . . . . . . . . . . . . . .       1,023,606               -         607,557
  Net unrealized gain. . . . . . . . . . . . . . . . . . . . . . . .      42,903,335      35,514,220      26,345,620
                                                                        ------------    ------------   -------------

     Net realized and unrealized gain (loss) on investments. . . . .      43,926,941      35,514,220      26,953,177
                                                                        ------------    ------------   -------------
     Net increase (decrease) in net assets from operations . . . . .    $ 44,493,105    $ 35,466,353   $  28,947,771
                                                                        ------------    ------------   -------------
                                                                        ------------    ------------   -------------

                                                                                                           SELECT
                                                                           SELECT           MONEY      INTERNATIONAL
                                                                           INCOME           MARKET         EQUITY
                                                                        ------------    ------------   -------------
                                                                        SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                                                                            VA304           VA305          VA306
                                                                        ------------    ------------   -------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  3,615,290    $  3,282,350      $  875,017
                                                                        ------------    ------------   -------------


EXPENSES (NOTE 4):
  Mortality and expense risk fees. . . . . . . . . . . . . . . . . .         714,687         767,140         956,259
  Administrative expense charges . . . . . . . . . . . . . . . . . .          88,332          94,815         118,189
                                                                        ------------    ------------   -------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . .         803,019         861,955       1,074,448
                                                                        ------------    ------------   -------------

    Net investment income (loss) . . . . . . . . . . . . . . . . . .       2,812,271       2,420,395        (199,431)
                                                                        ------------    ------------   -------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . . . . . . .               -               -               -
  Net realized gain (loss) from sales of investments . . . . . . . .         (15,505)              -         619,594
                                                                        ------------    ------------   -------------
    Net realized gain (loss) from gain distributions
       and sales of investments. . . . . . . . . . . . . . . . . . .         (15,505)              -         619,594
  Net unrealized gain. . . . . . . . . . . . . . . . . . . . . . . .       1,240,547               -       8,053,932
                                                                        ------------    ------------   -------------

     Net realized and unrealized gain (loss) on investments. . . . .       1,225,042               -       8,673,526
                                                                        ------------    ------------   -------------
     Net increase (decrease) in net assets from operations . . . . .    $  4,037,313    $  2,420,395   $   8,474,095
                                                                        ------------    ------------   -------------
                                                                        ------------    ------------   -------------

                                                                           SELECT
                                                                           CAPITAL      FIDELITY VIP   FIDELITY VIP
                                                                        APPRECIATION    HIGH INCOME    EQUITY-INCOME
                                                                        ------------    ------------   -------------
                                                                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                                            VA307           VA308          VA309
                                                                        ------------    ------------   -------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          -    $  2,652,738    $  4,825,348
                                                                        ------------    ------------   -------------


EXPENSES (NOTE 4):
  Mortality and expense risk fees  . . . . . . . . . . . . . . . . .         424,726         409,652         595,945
  Administrative expense charges . . . . . . . . . . . . . . . . . .          52,495          50,631          73,656
                                                                        ------------    ------------   -------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . .         477,221         460,283         669,601
                                                                        ------------    ------------   -------------

    Net investment income (loss) . . . . . . . . . . . . . . . . . .        (477,221)      2,192,455       4,155,747
                                                                        ------------    ------------   -------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . . . . . . .               -               -               -
  Net realized gain (loss) from sales of investments . . . . . . . .           5,279          90,421         157,148
                                                                        ------------    ------------   -------------
    Net realized gain (loss) from gain distributions
      and sales of investments . . . . . . . . . . . . . . . . . . .           5,279          90,421         157,148
  Net unrealized gain  . . . . . . . . . . . . . . . . . . . . . . .       7,013,084       4,666,299       9,805,458
                                                                        ------------    ------------   -------------

     Net realized and unrealized gain (loss) on investments. . . . .       7,018,363       4,756,720       9,962,606
                                                                        ------------    ------------   -------------
     Net increase (decrease) in net assets from operations . . . . .    $  6,541,142    $  6,949,175   $  14,118,353
                                                                        ------------    ------------   -------------
                                                                        ------------    ------------   -------------

                                                                       T. ROWE PRICE
                                                                        FIDELITY VIP   INTERNATIONAL
                                                                           GROWTH           STOCK
                                                                       -------------   -------------
                                                                        SUB-ACCOUNT     SUB-ACCOUNT
                                                                            VA310           VA311
                                                                       -------------   -------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   1,398,535   $           -
                                                                       -------------   -------------

EXPENSES (NOTE 4):
  Mortality and expense risk fees. . . . . . . . . . . . . . . . . .         459,595         270,453
  Administrative expense charges . . . . . . . . . . . . . . . . . .          56,804          33,427
                                                                       -------------   -------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . .         516,399         303,880
                                                                       -------------   -------------

    Net investment income (loss) . . . . . . . . . . . . . . . . . .         882,136        (303,880)
                                                                       -------------   -------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors  . . . . . . .               -               -
  Net realized gain (loss) from sales of investments . . . . . . . .          48,263         928,827
                                                                       -------------   -------------
    Net realized gain (loss) from gain distributions
        and sales of investments . . . . . . . . . . . . . . . . . .          48,263         928,827
  Net unrealized gain  . . . . . . . . . . . . . . . . . . . . . . .       9,899,807       2,245,346
                                                                       -------------   -------------

     Net realized and unrealized gain (loss) on investments. . . . .       9,948,070       3,174,173
                                                                       -------------   -------------
     Net increase (decrease) in net assets from operations . . . . .   $  10,830,206   $   2,870,293
                                                                       -------------   -------------
                                                                       -------------   -------------


    The accompanying notes are an integral part of these financial statements.

                          ALLAMERICA SELECT SEPARATE ACCOUNT
                         STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          SELECT
                                                                                     AGGRESSIVE GROWTH

                                                                                   NINE
                                                                             MONTHS ENDED           YEAR ENDED
                                                                           9/30/97 (UNAUDITED)       12/31/96
                                                                           ------------------  ------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $          566,164     $       (1,539,970)
    Net realized gain (loss) on investments. . . . . . . . . . . . . .           1,023,606             11,785,820
    Net unrealized gain (loss) on investments. . . . . . . . . . . . .          42,903,335              5,722,458
                                                                        ------------------     ------------------
    Net increase in net assets from operations . . . . . . . . . . . .          44,493,105             15,968,308
                                                                        ------------------     ------------------

FROM CAPITAL TRANSACTIONS (NOTE 5):
    Net purchase payments. . . . . . . . . . . . . . . . . . . . . . .          22,315,058             21,731,521
    Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . . . .          (5,149,426)            (4,141,746)
    Annuity benefits . . . . . . . . . . . . . . . . . . . . . . . . .          (1,242,364)            (1,122,381)
    Other transfers from (to) the General Account of
       Allmerica Financial Life Insurance and
       Annuity Company (Sponsor) . . . . . . . . . . . . . . . . . . .          10,452,578             10,183,331
    Net increase (decrease) in investment by Allmerica
       Financial Life Insurance and Annuity Company (Sponsor). . . . .                   -                      -
                                                                        ------------------     ------------------
    Net increase in net assets from capital transactions . . . . . . .          26,375,846             26,650,725
                                                                        ------------------     ------------------

    Net increase in net assets . . . . . . . . . . . . . . . . . . . .          70,868,951             42,619,033

NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . .         132,776,521             90,157,488
                                                                        ------------------     ------------------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $      203,645,472     $      132,776,521
                                                                        ------------------     ------------------
                                                                        ------------------     ------------------


                                                                                    SELECT GROWTH
                                                                              NINE
                                                                           MONTHS ENDED             YEAR ENDED
                                                                        9/30/97 (UNAUDITED)          12/31/96
                                                                        ------------------     ------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $          (47,867)    $         (898,196)
    Net realized gain (loss) on investments. . . . . . . . . . . . . .                   -             16,195,169
    Net unrealized gain (loss) on investments. . . . . . . . . . . . .          35,514,220                129,186
                                                                        ------------------     ------------------
    Net increase in net assets from operations . . . . . . . . . . . .          35,466,353             15,426,159
                                                                        ------------------     ------------------
  FROM  CAPITAL TRANSACTIONS (NOTE 5):

    Net purchase payments. . . . . . . . . . . . . . . . . . . . . . .          31,118,608             17,763,681
    Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . . . .          (4,917,400)            (3,986,783)
    Annuity benefits . . . . . . . . . . . . . . . . . . . . . . . . .          (1,161,749)            (1,215,130)
    Other transfers from (to) the General Account of
       Allmerica Financial Life Insurance and
       Annuity Company (Sponsor) . . . . . . . . . . . . . . . . . . .          14,908,844             10,095,706
    Net increase (decrease) in investment by Allmerica
       Financial Life Insurance and Annuity Company (Sponsor). . . . .                   -                      -
                                                                        ------------------     ------------------
    Net increase in net assets from capital transactions . . . . . . .          39,948,303             22,657,474
                                                                        ------------------     ------------------

    Net increase in net assets . . . . . . . . . . . . . . . . . . . .          75,414,656             38,083,633


NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . .         107,848,568             69,764,935
                                                                        ------------------     ------------------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $      183,263,224         $  107,848,568
                                                                        ------------------     ------------------
                                                                        ------------------     ------------------


                                                                                  SELECT GROWTH AND INCOME
                                                                               NINE
                                                                            MONTHS ENDED            YEAR ENDED
                                                                        9/30/97 (UNAUDITED)          12/31/96
                                                                        ------------------     ------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $        1,994,594     $           32,552
    Net realized gain (loss) on investments. . . . . . . . . . . . . .             607,557              9,805,881
    Net unrealized gain (loss) on investments. . . . . . . . . . . . .          26,345,620              8,711,254
                                                                        ------------------     ------------------
    Net increase in net assets from operations . . . . . . . . . . . .          28,947,771             18,549,687
                                                                        ------------------     ------------------

  FROM CAPITAL TRANSACTIONS (NOTE 5):
    Net purchase payments. . . . . . . . . . . . . . . . . . . . . . .          31,852,260             21,733,952
    Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . . . .          (5,674,263)            (4,962,459)
    Annuity benefits . . . . . . . . . . . . . . . . . . . . . . . . .          (1,768,718)            (1,743,124)
    Other transfers from (to) the General Account of
       Allmerica Financial Life Insurance and
       Annuity Company (Sponsor) . . . . . . . . . . . . . . . . . . .          14,598,812              9,558,401
    Net increase (decrease) in investment by Allmerica
       Financial Life Insurance and Annuity Company (Sponsor). . . . .                   -                      -
                                                                        ------------------     ------------------
    Net increase in net assets from capital transactions . . . . . . .          39,008,091             24,586,770
                                                                        ------------------     ------------------

    Net increase in net assets . . . . . . . . . . . . . . . . . . . .          67,955,862             43,136,457


NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . .         128,724,151             85,587,694
                                                                        ------------------     ------------------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $      196,680,013     $      128,724,151
                                                                        ------------------     ------------------
                                                                        ------------------     ------------------


                                                                                     SELECT INCOME
                                                                               NINE
                                                                           MONTHS ENDED            YEAR ENDED
                                                                        9/30/97 (UNAUDITED)         12/31/96
                                                                        ------------------     ------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $        2,812,271     $        2,974,135
    Net realized gain (loss) on investments. . . . . . . . . . . . . .             (15,505)               (36,578)
    Net unrealized gain (loss) on investments. . . . . . . . . . . . .           1,240,547             (1,544,397)
                                                                        ------------------     ------------------
    Net increase in net assets from operations . . . . . . . . . . . .           4,037,313              1,393,160
                                                                        ------------------     ------------------
  FROM CAPITAL TRANSACTIONS (NOTE 5):
    Net purchase payments. . . . . . . . . . . . . . . . . . . . . . .          12,160,058             13,585,775
    Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . . . .          (2,839,137)            (3,057,073)
    Annuity benefits . . . . . . . . . . . . . . . . . . . . . . . . .          (1,056,644)              (760,423)
    Other transfers from (to) the General Account of
       Allmerica Financial Life Insurance and
       Annuity Company (Sponsor) . . . . . . . . . . . . . . . . . . .           4,427,914              4,255,199
    Net increase (decrease) in investment by Allmerica
       Financial Life Insurance and Annuity Company (Sponsor). . . . .                   -                      -
                                                                        ------------------     ------------------
    Net increase in net assets from capital transactions . . . . . . .          12,692,191             14,023,478
                                                                        ------------------     ------------------

    Net increase in net assets . . . . . . . . . . . . . . . . . . . .          16,729,504             15,416,638

NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . .          70,986,097             55,569,459
                                                                        ------------------     ------------------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       87,715,601          $  70,986,097
                                                                        ------------------     ------------------
                                                                        ------------------     ------------------

                                                                                      MONEY MARKET
                                                                               NINE
                                                                           MONTHS ENDED             YEAR ENDED
                                                                        9/30/97 (UNAUDITED)          12/31/96
                                                                        ------------------     ------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $        2,420,395     $        2,299,995
    Net realized gain (loss) on investments. . . . . . . . . . . . . .                   -                      -
    Net unrealized gain (loss) on investments. . . . . . . . . . . . .                   -                      -
                                                                        ------------------     ------------------
    Net increase in net assets from operations . . . . . . . . . . . .           2,420,395              2,299,995
                                                                        ------------------     ------------------

  FROM CAPITAL TRANSACTIONS (NOTE 5):
    Net purchase payments. . . . . . . . . . . . . . . . . . . . . . .         116,527,443            125,481,090
    Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . . . .          (6,688,912)            (8,111,565)
    Annuity benefits . . . . . . . . . . . . . . . . . . . . . . . . .          (2,243,047)            (2,188,638)
    Other transfers from (to) the General Account of
       Allmerica Financial Life Insurance and
       Annuity Company (Sponsor) . . . . . . . . . . . . . . . . . . .        (101,467,150)           (98,437,925)
    Net increase (decrease) in investment by Allmerica
       Financial Life Insurance and Annuity Company (Sponsor). . . . .                   -                      -
                                                                        ------------------     ------------------
    Net increase in net assets from capital transactions . . . . . . .           6,128,334             16,742,962
                                                                        ------------------     ------------------

    Net increase in net assets . . . . . . . . . . . . . . . . . . . .           8,548,729             19,042,957

NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . .          68,784,654             49,741,697
                                                                        ------------------     ------------------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       77,333,383     $       68,784,654
                                                                        ------------------     ------------------
                                                                        ------------------     ------------------


                                                                                            SELECT
                                                                                    INTERNATIONAL EQUITY
                                                                               NINE
                                                                           MONTHS ENDED            YEAR ENDED
                                                                        9/30/97 (UNAUDITED)         12/31/96
                                                                        ------------------     ------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $         (199,431)    $          708,489
    Net realized gain (loss) on investments. . . . . . . . . . . . . .             619,594                852,450
    Net unrealized gain (loss) on investments. . . . . . . . . . . . .           8,053,932              9,983,344
                                                                        ------------------     ------------------
    Net increase in net assets from operations . . . . . . . . . . . .           8,474,095             11,544,283
                                                                        ------------------     ------------------

  FROM CAPITAL TRANSACTIONS (NOTE 5):
    Net purchase payments. . . . . . . . . . . . . . . . . . . . . . .          23,497,947             18,081,107
    Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . . . .          (3,103,117)            (1,965,855)
    Annuity benefits . . . . . . . . . . . . . . . . . . . . . . . . .            (641,450)              (707,488)
    Other transfers from (to) the General Account of
       Allmerica Financial Life Insurance and
       Annuity Company (Sponsor) . . . . . . . . . . . . . . . . . . .          18,749,762             14,742,527
    Net increase (decrease) in investment by Allmerica
       Financial Life Insurance and Annuity Company (Sponsor). . . . .                   -                   (131)
                                                                        ------------------     ------------------
    Net increase in net assets from capital transactions . . . . . . .          38,503,142             30,150,160
                                                                        ------------------     ------------------

    Net increase in net assets . . . . . . . . . . . . . . . . . . . .          46,977,237             41,694,443

NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . .          81,813,163             40,118,720
                                                                        ------------------     ------------------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $      128,790,400     $       81,813,163
                                                                        ------------------     ------------------
                                                                        ------------------     ------------------


                                                                                              SELECT
                                                                                       CAPITAL APPRECIATION
                                                                               NINE
                                                                           MONTHS ENDED            YEAR ENDED
                                                                        9/30/97 (UNAUDITED)         12/31/96
                                                                        ------------------     ------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $         (477,221)    $        (293,059)
    Net realized gain (loss) on investments. . . . . . . . . . . . . .               5,279                102,076
    Net unrealized gain (loss) on investments. . . . . . . . . . . . .           7,013,084                255,084
                                                                        ------------------     ------------------
    Net increase in net assets from operations . . . . . . . . . . . .           6,541,142                 64,101
                                                                        ------------------     ------------------

  FROM CAPITAL TRANSACTIONS (NOTE 5):
    Net purchase payments. . . . . . . . . . . . . . . . . . . . . . .          16,064,725             15,193,651
    Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,257,079)              (674,569)
    Annuity benefits . . . . . . . . . . . . . . . . . . . . . . . . .            (649,571)              (342,590)
    Other transfers from (to) the General Account of
       Allmerica Financial Life Insurance and
       Annuity Company (Sponsor) . . . . . . . . . . . . . . . . . . .           8,135,219             14,243,697
    Net increase (decrease) in investment by Allmerica
       Financial Life Insurance and Annuity Company (Sponsor). . . . .                   -                   (293)
                                                                        ------------------     ------------------
    Net increase in net assets from capital transactions . . . . . . .          22,293,294             28,419,896
                                                                        ------------------     ------------------

    Net increase in net assets . . . . . . . . . . . . . . . . . . . .          28,834,436             28,483,997

NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . .          35,985,363              7,501,366
                                                                        ------------------     ------------------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       64,819,799     $       35,985,363
                                                                        ------------------     ------------------
                                                                        ------------------     ------------------


                                                                                    FIDELITY VIP HIGH INCOME
                                                                              NINE
                                                                           MONTHS ENDED            YEAR ENDED
                                                                        9/30/97 (UNAUDITED)         12/31/96
                                                                        ------------------     ------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .     $     2,192,455         $      409,104
    Net realized gain (loss) on investments. . . . . . . . . . . . . .              90,421                197,551
    Net unrealized gain (loss) on investments. . . . . . . . . . . . .           4,666,299              1,271,076
                                                                        ------------------     ------------------
    Net increase in net assets from operations . . . . . . . . . . . .           6,949,175              1,877,731
                                                                        ------------------     ------------------

  FROM CAPITAL TRANSACTIONS (Note 5):
    Net purchase payments. . . . . . . . . . . . . . . . . . . . . . .          16,507,137             11,120,091
    Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,149,677)              (646,913)
    Annuity benefits . . . . . . . . . . . . . . . . . . . . . . . . .            (574,848)              (152,621)
    Other transfers from (to) the General Account of
       Allmerica Financial Life Insurance and
       Annuity Company (Sponsor) . . . . . . . . . . . . . . . . . . .          12,591,059              8,855,108
    Net increase (decrease) in investment by Allmerica
       Financial Life Insurance and Annuity Company (Sponsor). . . . .                   -                   (244)
                                                                        ------------------     ------------------
    Net increase in net assets from capital transactions . . . . . . .          27,373,671             19,175,421
                                                                        ------------------     ------------------

    Net increase in net assets . . . . . . . . . . . . . . . . . . . .          34,322,846             21,053,152

NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . .          28,414,712              7,361,560
                                                                        ------------------     ------------------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       62,737,558     $       28,414,712
                                                                        ------------------     ------------------
                                                                        ------------------     ------------------


                                                                                FIDELITY VIP EQUITY-INCOME

                                                                               NINE
                                                                           MONTHS ENDED           YEAR ENDED
                                                                        9/30/97 (UNAUDITED)        12/31/96
                                                                        ------------------     ------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $        4,155,747     $         (307,461)
    Net realized gain (loss) on investments. . . . . . . . . . . . . .             157,148                593,563
    Net unrealized gain (loss) on investments. . . . . . . . . . . . .           9,805,458              2,785,423
                                                                        ------------------     ------------------
    Net increase in net assets from operations . . . . . . . . . . . .          14,118,353              3,071,525
                                                                        ------------------     ------------------

  FROM CAPITAL TRANSACTIONS (Note 5):
    Net purchase payments. . . . . . . . . . . . . . . . . . . . . . .          23,694,736             17,074,371
    Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . . . .          (2,283,457)              (963,035)
    Annuity benefits . . . . . . . . . . . . . . . . . . . . . . . . .            (432,688)              (270,530)
    Other transfers from (to) the General Account of
       Allmerica Financial Life Insurance and
       Annuity Company (Sponsor) . . . . . . . . . . . . . . . . . . .          13,392,448             12,632,288
    Net increase (decrease) in investment by Allmerica
       Financial Life Insurance and Annuity Company (Sponsor). . . . .                   -                   (266)
                                                                        ------------------     ------------------
    Net increase in net assets from capital transactions . . . . . . .          34,371,039             28,472,828

                                                                        ------------------     ------------------
    Net increase in net assets . . . . . . . . . . . . . . . . . . . .          48,489,392             31,544,353

NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . .          42,517,326             10,972,973
                                                                        ------------------     ------------------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       91,006,718     $       42,517,326
                                                                        ------------------     ------------------
                                                                        ------------------     ------------------

                                                                                     FIDELITY VIP GROWTH

                                                                                NINE
                                                                            MONTHS ENDED           YEAR ENDED
                                                                        9/30/97 (UNAUDITED)         12/31/96
                                                                        ------------------     ------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $         882,136      $         (264,824)
    Net realized gain (loss) on investments. . . . . . . . . . . . . .              48,263                672,039
    Net unrealized gain (loss) on investments. . . . . . . . . . . . .           9,899,807              1,680,882
                                                                        ------------------     ------------------
    Net increase in net assets from operations . . . . . . . . . . . .          10,830,206              2,088,097
                                                                        ------------------     ------------------

  FROM CAPITAL TRANSACTIONS (Note 5):
    Net purchase payments. . . . . . . . . . . . . . . . . . . . . . .          16,925,353             14,378,774
    Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,464,000)              (838,572)
    Annuity benefits . . . . . . . . . . . . . . . . . . . . . . . . .            (716,167)              (189,479)
    Other transfers from (to) the General Account of
       Allmerica Financial Life Insurance and
       Annuity Company (Sponsor) . . . . . . . . . . . . . . . . . . .          10,025,470             10,876,313
    Net increase (decrease) in investment by Allmerica
       Financial Life Insurance and Annuity Company (Sponsor). . . . .                   -                   (279)
                                                                        ------------------     ------------------
    Net increase in net assets from capital transactions . . . . . . .          24,770,656             24,226,757
                                                                        ------------------     ------------------

    Net increase in net assets . . . . . . . . . . . . . . . . . . . .          35,600,862             26,314,854

NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . .          34,559,927              8,245,073
                                                                        ------------------     ------------------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       70,160,789     $       34,559,927
                                                                        ------------------     ------------------
                                                                        ------------------     ------------------


                                                                                    T. ROWE PRICE
                                                                                 INTERNATIONAL STOCK
                                                                                NINE
                                                                           MONTHS ENDED             YEAR ENDED
                                                                        9/30/97 (UNAUDITED)          12/31/96
                                                                        ------------------     ------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . . . .  $         (303,880)    $           28,642
    Net realized gain (loss) on investments. . . . . . . . . . . . . .             928,827                167,304
    Net unrealized gain (loss) on investments. . . . . . . . . . . . .           2,245,346              1,157,339
                                                                        ------------------     ------------------
    Net increase in net assets from operations . . . . . . . . . . . .           2,870,293              1,353,285
                                                                        ------------------     ------------------

  FROM CAPITAL TRANSACTIONS (Note 5):
    Net purchase payments. . . . . . . . . . . . . . . . . . . . . . .          11,700,196              7,419,649
    Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,400,768)              (345,338)
    Annuity benefits . . . . . . . . . . . . . . . . . . . . . . . . .            (372,035)              (121,005)
    Other transfers from (to) the General Account of
       Allmerica Financial Life Insurance and
       Annuity Company (Sponsor) . . . . . . . . . . . . . . . . . . .           7,210,250              7,229,762
    Net increase (decrease) in investment by Allmerica
       Financial Life Insurance and Annuity Company (Sponsor). . . . .                   -                   (234)
                                                                        ------------------     ------------------
    Net increase in net assets from capital transactions . . . . . . .          17,137,643             14,182,834
                                                                        ------------------     ------------------

    Net increase in net assets . . . . . . . . . . . . . . . . . . . .          20,007,936             15,536,119

NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . .          19,864,571              4,328,452
                                                                        ------------------     ------------------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       39,872,507     $       19,864,571
                                                                        ------------------     ------------------
                                                                        ------------------     ------------------

  The accompanying notes are an integral part of these financial statements.

                          ALLAMERICA SELECT SEPARATE ACCOUNT
                   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                        ----------------------------------------------------------
                                                                             SELECT AGGRESSIVE GROWTH           SELECT GROWTH
                                                                             YEAR ENDED  DECEMBER 31,     YEAR ENDED  DECEMBER 31,
                                                                               1996           1995           1996          1995
                                                                        ----------------------------------------------------------
INCREASE IN NET ASSETS:
 FROM OPERATIONS:
   Net investment income (loss). . . . . . . . . . . . . . . . . . . .  $   7,575,445   $   (990,950) $  14,315,564   $   (800,733)
   Net realized gain (loss) on investments . . . . . . . . . . . . . .      2,670,405        972,280        981,409        322,290
   Net unrealized gain (loss) on investments . . . . . . . . . . . . .      5,722,458     18,705,267        129,186     11,406,894
                                                                        ----------------------------------------------------------
   Net increase (decrease) in net assets from operations . . . . . . .     15,968,308     18,686,597     15,426,159     10,928,451
                                                                        ----------------------------------------------------------

 FROM CAPITAL TRANSACTIONS (NOTE 5):
   Net purchase payments . . . . . . . . . . . . . . . . . . . . . . .     21,731,521     16,597,983     17,763,681     13,140,808
   Terminations. . . . . . . . . . . . . . . . . . . . . . . . . . . .     (4,141,746)    (2,613,864)    (3,986,783)    (2,081,833)
   Annuity benefits. . . . . . . . . . . . . . . . . . . . . . . . . .     (1,122,381)      (836,246)    (1,215,130)      (552,400)
   Other transfers from (to) the General Account of
      Allmerica Financial Life Insurance and
      Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . .     10,183,331      9,109,723     10,095,706      6,876,212
   Net increase (decrease) in investment by Allmerica
     Financial Life Insurance and Annuity Company (Sponsor). . . . . .           --             --             --             --
                                                                        ----------------------------------------------------------
   Net increase in net assets from capital transactions. . . . . . . .     26,650,725     22,257,596     22,657,474     17,382,787
                                                                        ----------------------------------------------------------

   Net increase in net assets. . . . . . . . . . . . . . . . . . . . .     42,619,033     40,944,193     38,083,633     28,311,238

NET ASSETS:
 Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . .     90,157,488     49,213,295     69,764,935     41,453,697
                                                                        ----------------------------------------------------------
 End of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 132,776,521   $ 90,157,488  $ 107,848,568   $ 69,764,935
                                                                        ----------------------------------------------------------
                                                                        ----------------------------------------------------------

                                                                        ----------------------------------------------------------
                                                                               SELECT GROWTH AND INCOME          SELECT INCOME
                                                                               YEAR ENDED  DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                                             1996            1995           1996           1995
                                                                        ----------------------------------------------------------
INCREASE IN NET ASSETS:
 FROM OPERATIONS:
   Net investment income (loss). . . . . . . . . . . . . . . . . . . .  $   9,202,668   $  3,391,368  $   2,974,135   $  2,215,712
   Net realized gain (loss) on investments . . . . . . . . . . . . . .        635,765        438,606        (36,578)       (14,940)
   Net unrealized gain (loss) on investments . . . . . . . . . . . . .      8,711,254     12,799,013     (1,544,397)     4,029,082
                                                                        ----------------------------------------------------------
   Net increase (decrease) in net assets from operations.. . . . . . .     18,549,687     16,628,987      1,393,160      6,229,854
                                                                        ----------------------------------------------------------

 FROM CAPITAL TRANSACTIONS (NOTE 5):
   Net purchase payments . . . . . . . . . . . . . . . . . . . . . . .     21,733,952     15,849,889     13,585,775      9,619,527
   Terminations. . . . . . . . . . . . . . . . . . . . . . . . . . . .     (4,962,459)    (2,802,823)    (3,057,073)    (1,690,048)
   Annuity benefits. . . . . . . . . . . . . . . . . . . . . . . . . .     (1,743,124)      (709,581)      (760,423)      (335,773)
   Other transfers from (to) the General Account of
      Allmerica Financial Life Insurance and
      Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . .      9,558,401     10,087,538      4,255,199      7,991,041
   Net increase (decrease) in investment by Allmerica
     Financial Life Insurance and Annuity Company (Sponsor). . . . . .             --             --             --             --
                                                                        ----------------------------------------------------------
   Net increase in net assets from capital transactions. . . . . . . .     24,586,770     22,425,023     14,023,478     15,584,747
                                                                        ----------------------------------------------------------

   Net increase in net assets. . . . . . . . . . . . . . . . . . . . .     43,136,457     39,054,010     15,416,638     21,814,601

NET ASSETS:
 Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . .     85,587,694     46,533,684     55,569,459     33,754,858
                                                                        ----------------------------------------------------------
 End of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 128,724,151   $ 85,587,694  $  70,986,097   $ 55,569,459
                                                                        ----------------------------------------------------------
                                                                        ----------------------------------------------------------


                                                                                    MONEY MARKET       SELECT INTERNATIONAL EQUITY
                                                                               YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                                                                              1996           1995           1996           1995
                                                                        ----------------------------------------------------------
INCREASE IN NET ASSETS:
 FROM OPERATIONS:
   Net investment income (loss). . . . . . . . . . . . . . . . . . . .  $   2,299,995   $  1,719,398  $     888,271   $    137,966
   Net realized gain (loss) on investments . . . . . . . . . . . . . .             --             --        672,668        147,088
   Net unrealized gain (loss) on investments . . . . . . . . . . . . .             --             --      9,983,344      4,467,679
                                                                        ----------------------------------------------------------
   Net increase (decrease) in net assets from operations . . . . . .        2,299,995      1,719,398     11,544,283      4,752,733
                                                                        ----------------------------------------------------------

 FROM CAPITAL TRANSACTIONS (NOTE 5):
   Net purchase payments . . . . . . . . . . . . . . . . . . . . . . .    125,481,090     76,385,322     18,081,107     11,188,585
   Terminations. . . . . . . . . . . . . . . . . . . . . . . . . . . .     (8,111,565)    (3,185,528)    (1,965,855)    (1,112,904)
   Annuity benefits. . . . . . . . . . . . . . . . . . . . . . . . . .     (2,188,638)       (94,146)      (707,488)      (115,695)
   Other transfers from (to) the General Account of
      Allmerica Financial Life Insurance and
      Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . .    (98,437,925)   (58,361,911)    14,742,527      4,192,682
   Net increase (decrease) in investment by Allmerica
     Financial Life Insurance and Annuity Company (Sponsor). . . . . .             --             --             --           (131)
                                                                        ----------------------------------------------------------
   Net increase in net assets from capital transactions. . . . . . . .     16,742,962     14,743,737     30,150,160     14,152,668
                                                                        ----------------------------------------------------------

   Net increase in net assets. . . . . . . . . . . . . . . . . . . . .     19,042,957     16,463,135     41,694,443     18,905,401

NET ASSETS:
 Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . .     49,741,697     33,278,562     40,118,720     21,213,319
                                                                        ----------------------------------------------------------
 End of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  68,784,654   $ 49,741,697  $  81,813,163   $ 40,118,720
                                                                        ----------------------------------------------------------
                                                                        ----------------------------------------------------------




                                                                      SELECT CAPITAL APPRECIATION        VIPF HIGH INCOME
                                                                         YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                                          1996           1995 *         1996           1995
                                                                   ----------------------------------------------------------
INCREASE IN NET ASSETS:
 FROM OPERATIONS:
   Net investment income (loss). . . . . . . . . . . . . . . . .    $   (226,978)  $    114,627  $     534,775   $    (29,100)
   Net realized gain (loss) on investments . . . . . . . . . . .          35,995          5,420         71,880          7,896
   Net unrealized gain (loss) on investments . . . . . . . . . .         255,084        623,287      1,271,076        248,739
                                                                   ----------------------------------------------------------
   Net increase (decrease) in net assets from operations . . . .          64,101        743,334      1,877,731        227,535
                                                                   ----------------------------------------------------------

 FROM CAPITAL TRANSACTIONS (NOTE 5):
   Net purchase payments . . . . . . . . . . . . . . . . . . . .      15,193,651      2,854,303     11,120,091      3,454,999
   Terminations. . . . . . . . . . . . . . . . . . . . . . . . .        (674,569)       (17,489)      (646,913)       (48,800)
   Annuity benefits. . . . . . . . . . . . . . . . . . . . . . .        (342,590)            --       (152,621)            --
   Other transfers from (to) the General Account of
      Allmerica Financial Life Insurance and
      Annuity Company (Sponsor). . . . . . . . . . . . . . . . .      14,243,697      3,921,018      8,855,108      3,727,626
   Net increase (decrease) in investment by Allmerica
     Financial Life Insurance and Annuity Company (Sponsor). . .            (293)           200           (244)           200
                                                                   ----------------------------------------------------------
   Net increase in net assets from capital transactions. . . . .      28,419,896      6,758,032     19,175,421      7,134,025
                                                                   ----------------------------------------------------------

   Net increase in net assets. . . . . . . . . . . . . . . . . .      28,483,997      7,501,366     21,053,152      7,361,560

NET ASSETS:
 Beginning of year . . . . . . . . . . . . . . . . . . . . . . .       7,501,366           --        7,361,560           --
                                                                   ----------------------------------------------------------
 End of year . . . . . . . . . . . . . . . . . . . . . . . . . .   $  35,985,363   $  7,501,366  $  28,414,712   $  7,361,560
                                                                   ----------------------------------------------------------
                                                                   ----------------------------------------------------------
                                                                          VIPF EQUITY INCOME                VIPF GROWTH
                                                                        YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                          1996           1995           1996           1995
                                                                   ------------------------------------------------------------
INCREASE IN NET ASSETS:
 FROM OPERATIONS:
   Net investment income (loss). . . . . . . . . . . . . . . . .   $     247,501   $     45,796   $    409,873   $    (33,272)
   Net realized gain (loss) on investments . . . . . . . . . . .          38,601          4,036         (2,658)         2,603
   Net unrealized gain (loss) on investments . . . . . . . . . .       2,785,423        725,086      1,680,882         16,058
                                                                   ----------------------------------------------------------
   Net increase (decrease) in net assets from operations.. . . .       3,071,525        774,918      2,088,097        (14,611)
                                                                   ----------------------------------------------------------

 FROM CAPITAL TRANSACTIONS (NOTE 5):
   Net purchase payments . . . . . . . . . . . . . . . . . . . .      17,074,371      4,818,777     14,378,774      4,017,744
   Terminations. . . . . . . . . . . . . . . . . . . . . . . . .        (963,035)      (121,736)      (838,572)       (75,349)
   Annuity benefits. . . . . . . . . . . . . . . . . . . . . . .        (270,530)          --         (189,479)          --
   Other transfers from (to) the General Account of
      Allmerica Financial Life Insurance and
      Annuity Company (Sponsor). . . . . . . . . . . . . . . . .      12,632,288      5,500,814     10,876,313      4,317,089
   Net increase (decrease) in investment by Allmerica
     Financial Life Insurance and Annuity Company (Sponsor). . .            (266)           200           (279)           200
                                                                   ----------------------------------------------------------
   Net increase in net assets from capital transactions. . . . .      28,472,828     10,198,055     24,226,757      8,259,684
                                                                   ----------------------------------------------------------

   Net increase in net assets. . . . . . . . . . . . . . . . . .      31,544,353     10,972,973     26,314,854      8,245,073

NET ASSETS:
 Beginning of year . . . . . . . . . . . . . . . . . . . . . . .      10,972,973           --        8,245,073           --
                                                                   ----------------------------------------------------------
 End of year . . . . . . . . . . . . . . . . . . . . . . . . . .   $  42,517,326   $ 10,972,973   $ 34,559,927   $  8,245,073
                                                                   ----------------------------------------------------------
                                                                   ----------------------------------------------------------



                                                                   T ROWE PRICE INTERNATIONAL STOCK
                                                                      YEAR ENDED  DECEMBER 31,
                                                                         1996           1995
                                                                  ---------------------------------
INCREASE IN NET ASSETS:
 FROM OPERATIONS:
     Net investment income (loss). . . . . . . . . . . . . . . .  $      135,450   $    (15,093)
     Net realized gain (loss) on investments.  . . . . . . . . .          60,496            359
     Net unrealized gain (loss) on investments . . . . . . . . .       1,157,339        137,855
                                                                  -----------------------------
     Net increase (decrease) in net assets from operations . . .       1,353,285        123,121
                                                                  -----------------------------

 FROM CAPITAL TRANSACTIONS (Note 5):
   Net purchase payments . . . . . . . . . . . . . . . . . . . .       7,419,649      2,240,134
   Terminations. . . . . . . . . . . . . . . . . . . . . . . . .        (345,338)        (7,735)
   Annuity benefits. . . . . . . . . . . . . . . . . . . . . . .        (121,005)            --
   Other transfers from (to) the General Account of
      Allmerica Financial Life Insurance and
      Annuity Company (Sponsor). . . . . . . . . . . . . . . . .       7,229,762      1,972,732
   Net increase (decrease) in investment by Allmerica
     Financial Life Insurance and Annuity Company (Sponsor). . .            (234)           200
                                                                  -----------------------------
   Net increase in net assets from capital transactions. . . . .      14,182,834      4,205,331
                                                                  -----------------------------

   Net increase in net assets. . . . . . . . . . . . . . . . . .      15,536,119      4,328,452

NET ASSETS:
 Beginning of year . . . . . . . . . . . . . . . . . . . . . . .       4,328,452             --
                                                                  -----------------------------
 End of year . . . . . . . . . . . . . . . . . . . . . . . . . .   $  19,864,571   $  4,328,452
                                                                  -----------------------------
                                                                  -----------------------------

                                  Note 3 -Investments


                                                                             PORTFOLIO INFORMATION
                                                                  --------------------------------------------
                                                                                                     NET ASSET
                                                                   NUMBER OF         AGGREGATE          VALUE
SUB-ACCOUNT  INVESTMENT PORTFOLIO                                    SHARES            COST          PER SHARE
-----------  --------------------                                 ----------       -------------     ---------
             Allmerica Investment Trust:
      1        Growth. . . . . . . . . . . . . . . . . . . . .    110,055,382      $ 229,024,225     $   2.333
      2        Investment Grade Income . . . . . . . . . . . .    103,438,633        113,627,174         1.084
      3        Money Market. . . . . . . . . . . . . . . . . .    107,817,230        107,817,230         1.000
      4        Equity Index. . . . . . . . . . . . . . . . . .     52,450,075         88,367,039         2.165
      5        Government Bond . . . . . . . . . . . . . . . .     39,114,343         41,424,326         1.036
      6        Select Aggressive Growth. . . . . . . . . . . .     87,020,817        139,817,764         2.037
      7        Select Growth . . . . . . . . . . . . . . . . .     66,301,677         85,143,561         1.430
      8        Select Growth and Income. . . . . . . . . . . .     96,096,118        112,789,176         1.405
      9        Select Value Opportunity* . . . . . . . . . . .     62,909,943         77,793,900         1.511
     11        Select International Equity . . . . . . . . . .     77,433,814         88,522,121         1.356
     12        Select Capital Appreciation . . . . . . . . . .     52,836,265         74,770,882         1.485
             Delaware Group Premium Fund, Inc.:
     20        International Equity. . . . . . . . . . . . . .      4,463,871         54,978,549        15.110
             Fidelity Variable Insurance Products Fund:
    102        High Income . . . . . . . . . . . . . . . . . .      8,441,754         95,895,412        12.520
    103        Equity-Income . . . . . . . . . . . . . . . . .     17,756,126        286,139,438        21.030
    104        Growth. . . . . . . . . . . . . . . . . . . . .      9,800,989        232,839,711        31.140
    105        Overseas. . . . . . . . . . . . . . . . . . . .   .  4,967,758         76,554,441        18.840
             Fidelity Variable Insurance Products Fund II:
    106        Asset Manager . . . . . . . . . . . . . . . . .      3,188,169         46,462,707        16.930
             T. Rowe Price International Series, Inc.:
    150        International Stock . . . . . . . . . . . . . .      3,417,484         39,861,692        12.640


                           Note 5-Policyowner and Sponsor


                                                                      YEAR ENDED DECEMBER 31,
                                                      9/30/97 (UNAUDITED)                   #VALUE!
                                                 -------------------------------------------------------------
                                                     UNITS          AMOUNT           UNITS          AMOUNT
                                                 -----------   -------------     -----------   -------------
Sub-Account 1 - Growth
  Issuance of Units  . . . . . . . . . . . .      37,874,673   $  67,936,404      35,304,977   $  51,743,998
  Redemption of Units. . . . . . . . . . . .     (18,262,119)    (34,073,408)    (21,696,178)    (32,152,574)
                                                 -----------   -------------     -----------   -------------
    Net increase . . . . . . . . . . . . . .      19,612,554   $  33,862,996      13,608,799   $  19,591,424
                                                 -----------   -------------     -----------   -------------
                                                 -----------   -------------     -----------   -------------

Sub-Account 2 - Investment Grade Income
  Issuance of Units  . . . . . . . . . . . .      25,730,455   $  36,242,689      22,251,158   $  29,805,978
  Redemption of Units. . . . . . . . . . . .     (15,821,186)    (22,636,023)    (10,536,284)    (14,399,466)
                                                 -----------   -------------     -----------   -------------
    Net increase . . . . . . . . . . . . . .       9,909,269   $  13,606,666      11,714,874   $  15,406,512
                                                 -----------   -------------     -----------   -------------
                                                 -----------   -------------     -----------   -------------

Sub-Account 3 - Money Market
  Issuance of Units  . . . . . . . . . . . .     350,202,366  $  402,733,717     282,297,450   $ 311,415,988
  Redemption of Units. . . . . . . . . . . .    (327,153,184)   (376,283,937)   (250,653,905)   (277,053,089)
                                                 -----------   -------------     -----------   -------------
    Net increase . . . . . . . . . . . . . .      23,049,182   $  26,449,780      31,643,545   $  34,362,899
                                                 -----------   -------------     -----------   -------------
                                                 -----------   -------------     -----------   -------------

Sub-Account 4 - Equity Index
  Issuance of Units  . . . . . . . . . . . .      24,872,139   $  46,502,660      15,684,631   $  23,678,043
  Redemption of Units. . . . . . . . . . . .      (6,933,313)    (14,156,905)     (5,326,619)     (8,321,417)
                                                 -----------   -------------     -----------   -------------
    Net increase . . . . . . . . . . . . . .      17,938,826   $  32,345,755      10,358,012   $  15,356,626
                                                 -----------   -------------     -----------   -------------
                                                 -----------   -------------     -----------   -------------

Sub-Account 5 - Government Bond
  Issuance of Units  . . . . . . . . . . . .      18,890,805   $  24,443,790      14,112,537   $  17,853,327
  Redemption of Units. . . . . . . . . . . .     (19,681,101)    (25,373,784)    (14,921,644)    (18,594,813)
                                                 -----------   -------------     -----------   -------------
    Net decrease . . . . . . . . . . . . . .        (790,296)  $    (929,994)       (809,107)  $    (741,486)
                                                 -----------   -------------     -----------   -------------
                                                 -----------   -------------     -----------   -------------

Sub-Account 6 - Select Aggressive Growth
  Issuance of Units  . . . . . . . . . . . .      35,763,170   $  68,639,135      27,081,256   $  41,466,865
  Redemption of Units. . . . . . . . . . . .     (16,138,007)    (32,131,840)    (11,020,255)    (17,709,995)
                                                 -----------   -------------     -----------   -------------
    Net increase . . . . . . . . . . . . . .      19,625,163   $  36,507,295      16,061,001   $  23,756,870
                                                 -----------   -------------     -----------   -------------
                                                 -----------   -------------     -----------   -------------

Sub-Account 7 - Select Growth
  Issuance of Units  . . . . . . . . . . . .      27,922,379   $  40,585,154      17,304,437   $  21,604,967
  Redemption of Units. . . . . . . . . . . .     (12,364,447)    (18,373,018)     (8,640,922)    (11,269,819)
                                                 -----------   -------------     -----------   -------------
    Net increase . . . . . . . . . . . . . .      15,557,932   $  22,212,136       8,663,515   $  10,335,148
                                                 -----------   -------------     -----------   -------------
                                                 -----------   -------------     -----------   -------------

Sub-Account 8 - Select Growth and Income
  Issuance of Units  . . . . . . . . . . . .      30,744,252   $  47,965,411      21,862,840   $  27,624,594
  Redemption of Units. . . . . . . . . . . .     (12,085,117)    (19,845,584)     (9,119,386)    (12,228,709)
                                                 -----------   -------------     -----------   -------------
    Net increase . . . . . . . . . . . . . .      18,659,135   $  28,119,827      12,743,454   $  15,395,885
                                                 -----------   -------------     -----------   -------------
                                                 -----------   -------------     -----------   -------------

Sub-Account 9 - Select Value Opportunity*
  Issuance of Units  . . . . . . . . . . . .      25,449,281   $  37,695,132      17,986,247   $  23,543,827
  Redemption of Units. . . . . . . . . . . .      (8,737,786)    (13,525,057)     (7,602,047)    (11,672,400)
                                                 -----------   -------------     -----------   -------------
    Net increase . . . . . . . . . . . . . .      16,711,495   $  24,170,075      10,384,200   $  11,871,427
                                                 -----------   -------------     -----------   -------------
                                                 -----------   -------------     -----------   -------------

                           Note 5-Policyowner and Sponsor


                                                                      YEAR ENDED DECEMBER 31,
                                                      9/30/97 (UNAUDITED)                   #VALUE!
                                                 -------------------------------------------------------------
                                                     UNITS          AMOUNT           UNITS          AMOUNT
                                                 -----------   -------------     -----------   -------------
Sub-Account 11 - Select International Equity
  Issuance of Units  . . . . . . . . . . . .      49,870,637   $  61,358,213      29,103,954   $  31,035,726
  Redemption of Units. . . . . . . . . . . .     (10,064,967)    (13,217,210)     (3,953,031)     (4,596,079)
                                                 -----------   -------------     -----------   -------------
    Net increase . . . . . . . . . . . . . .      39,805,670   $  48,141,003      25,150,923   $  26,439,647
                                                 -----------   -------------     -----------   -------------
                                                 -----------   -------------     -----------   -------------

Sub-Account 12 - Select Capital Appreciation
  Issuance of Units  . . . . . . . . . . . .      42,762,596   $  64,669,269      17,501,260   $  21,616,195
  Redemption of Units. . . . . . . . . . . .      (5,931,868)     (9,538,169)     (1,404,636)     (1,788,329)
                                                 -----------   -------------     -----------   -------------
    Net increase . . . . . . . . . . . . . .      36,830,728   $  55,131,100      16,096,624   $  19,827,866
                                                 -----------   -------------     -----------   -------------
                                                 -----------   -------------     -----------   -------------

Sub-Account 20 - DGPF International Equity
  Issuance of Units  . . . . . . . . . . . .      16,626,938   $  24,352,808      14,117,462   $  18,997,169
  Redemption of Units. . . . . . . . . . . .      (6,903,129)    (10,641,459)     (6,349,120)     (9,711,849)
                                                 -----------   -------------     -----------   -------------
    Net increase . . . . . . . . . . . . . .       9,723,809   $  13,711,349       7,768,342   $   9,285,320
                                                 -----------   -------------     -----------   -------------
                                                 -----------   -------------     -----------   -------------

Sub-Account 102 - VIPF High Income
  Issuance of Units  . . . . . . . . . . . .      22,860,033   $  43,304,569      16,043,384   $  26,770,767
  Redemption of Units. . . . . . . . . . . .      (6,937,900)    (13,727,506)     (5,042,507)     (8,569,880)
                                                 -----------   -------------     -----------   -------------
    Net increase . . . . . . . . . . . . . .      15,922,133   $  29,577,063      11,000,877   $  18,200,887
                                                 -----------   -------------     -----------   -------------
                                                 -----------   -------------     -----------   -------------

Sub-Account 103 - VIPF Equity-Income
  Issuance of Units  . . . . . . . . . . . .      45,899,476   $ 105,655,085      47,872,325   $  85,011,509
  Redemption of Units. . . . . . . . . . . .     (18,047,315)    (48,109,159)    (13,083,657)    (24,443,848)
                                                 -----------   -------------     -----------   -------------
    Net increase . . . . . . . . . . . . . .      27,852,161   $  57,545,926      34,788,668   $  60,567,661
                                                 -----------   -------------     -----------   -------------
                                                 -----------   -------------     -----------   -------------

Sub-Account 104 - VIPF Growth
  Issuance of Units  . . . . . . . . . . . .      43,350,053   $  91,090,978      41,188,868   $  73,809,217
  Redemption of Units. . . . . . . . . . . .     (17,387,359)    (38,714,510)    (15,420,587)    (29,027,196)
                                                 -----------   -------------     -----------   -------------
    Net increase . . . . . . . . . . . . . .      25,962,694   $  52,376,468      25,768,281   $  44,782,021
                                                 -----------   -------------     -----------   -------------
                                                 -----------   -------------     -----------   -------------

Sub-Account 105 - VIPF Overseas
  Issuance of Units  . . . . . . . . . . . .      17,161,950   $  25,255,249      28,543,819   $  30,215,321
  Redemption of Units. . . . . . . . . . . .     (19,369,675)    (28,622,964)    (23,061,224)    (23,527,593)
                                                 -----------   -------------     -----------   -------------
    Net increase (decrease). . . . . . . . .      (2,207,725)  $  (3,367,715)      5,482,595   $   6,687,728
                                                 -----------   -------------     -----------   -------------
                                                 -----------   -------------     -----------   -------------

Sub-Account 106 - VIPF II Asset Manager
  Issuance of Units. . . . . . . . . . . . .      16,905,477   $  21,049,783      22,403,083   $  21,445,027
  Redemption of Units. . . . . . . . . . . .      (7,934,989)    (10,360,624)     (9,679,616)     (8,607,199)
                                                 -----------   -------------     -----------   -------------
    Net increase . . . . . . . . . . . . . .       8,970,488   $  10,689,159      12,723,467   $  12,837,828
                                                 -----------   -------------     -----------   -------------
                                                 -----------   -------------     -----------   -------------

Sub-Account 150 - T. Rowe Price
 International Stock
  Issuance of Units  . . . . . . . . . . . .      29,613,486   $  33,245,151      12,128,441   $  12,563,739
  Redemption of Units. . . . . . . . . . . .      (4,579,976)     (4,844,300)     (1,246,514)     (1,334,878)
                                                 -----------   -------------     -----------   -------------
    Net increase . . . . . . . . . . . . . .      25,033,510   $  28,400,851      10,881,927   $  11,228,861
                                                 -----------   -------------     -----------   -------------
                                                 -----------   -------------     -----------   -------------


                              Note 7-Purchases & Sales




SUB-ACCOUNT     INVESTMENT PORTFOLIO                                        PURCHASES            SALES
-----------     --------------------                                    ---------------    ----------------
                Allmerica Investment Trust:
     1            Growth. . . . . . . . . . . . . . . . . . . . . .     $   62,644,134      $    4,760,029
     2            Investment Grade Income . . . . . . . . . . . . .         24,625,367           5,734,984
     3            Money Market  . . . . . . . . . . . . . . . . . .        112,666,418          83,967,660
     4            Equity Index. . . . . . . . . . . . . . . . . . .         35,531,692           1,315,523
     5            Government Bond . . . . . . . . . . . . . . . . .         14,129,168          12,619,134
     6            Select Aggressive Growth  . . . . . . . . . . . .         53,179,881           6,843,274
     7            Select Growth . . . . . . . . . . . . . . . . . .         40,562,495           5,758,856
     8            Select Growth and Income. . . . . . . . . . . . .         41,351,887           3,775,993
     9            Select Value Opportunity* . . . . . . . . . . . .         29,716,381           1,824,905
    11            Select International Equity . . . . . . . . . . .         51,461,623           2,101,380
    12            Select Capital Appreciation . . . . . . . . . . .         55,729,376           1,059,760
                Delaware Group Premium Fund, Inc.:
    20            International Equity. . . . . . . . . . . . . . .         16,276,182           1,538,983
                Fidelity Variable Insurance Products Fund:
   102            High Income . . . . . . . . . . . . . . . . . . .         35,725,781           1,100,358
   103            Equity-Income . . . . . . . . . . . . . . . . . .         71,713,301           6,384,881
   104            Growth. . . . . . . . . . . . . . . . . . . . . .         69,534,867           4,709,579
   105            Overseas. . . . . . . . . . . . . . . . . . . . .          9,344,671          12,049,917
                Fidelity Variable Insurance Products Fund II:
   106            Asset Manager . . . . . . . . . . . . . . . . . .         14,991,214           2,468,855
                T. Rowe Price International Series, Inc.:
   150            International Stock . . . . . . . . . . . . . . .         28,953,345             212,312
                Delaware Group Premium Fund, Inc.:
                                                                        --------------      --------------
                Totals                                                  $  768,137,783      $  158,226,383
                                                                        --------------      --------------
                                                                        --------------      --------------


                          ALLMERICA SELECT SEPARATE ACCOUNT

                            NOTES TO FINANCIAL STATEMENTS

                                  SEPTEMBER 30, 1997



NOTE 1 -- ORGANIZATION

     Allmerica Select Separate Account (Allmerica Select) is a separate investment account of ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (the Company), established on March 5, 1992 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Allmerica Select are clearly identified and distinguished from the other assets and liabilities of the Company. Allmerica Select cannot be charged with liabilities arising out of any other business of the Company.

     Allmerica Select is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Allmerica Select currently offers eleven Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of First Allmerica; the Variable Insurance Products Fund (Fidelity
VIP) managed by Fidelity Management and Research Company (FMR); or T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc. The Trust, Fidelity VIP, and T. Rowe Price (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

     Allmerica Select funds two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of
Section 401, 403, or 408 of the Internal Revenue Code (the Code), while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain partial withdrawals or surrenders will vary according to whether they are made from a qualified contract or a non-qualified contract.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Trust, Fidelity VIP, or T. Rowe Price. Net realized gains and losses on securities sold are determined on the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust, Fidelity VIP, or T. Rowe Price at net asset value.

     FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Code and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Allmerica Select. Therefore, no provision for income taxes has been charged against Allmerica Select.

                             PART C.   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and Annuity Company and for Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company were previously filed on April 30, 1997 in Post-effective Amendment No. 12 and are incorporated by reference herein.


          Unaudited Financial Statements for period ended 9/30/97 for Allmerica Financial Life Insurance and Annuity Company and for Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company are filed herewith.

          Financial Statements Included in Part C
          None

     (b)  EXHIBITS

          EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 15, 1992 in Registrant's Initial Registration Statement and is incorporated herein by reference.

          EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

          EXHIBIT 3 Form of Underwriting and Administrative Services Agreement and Broker's Agreement were previously filed on April 15, 1992 in Registrant's Initial Registration Statement and are incorporated herein by reference.

          EXHIBIT 4 Specimen Policy Form A and Certificate and Generic Policy Form were previously filed on April 15, 1992 in Registrant's Initial Registration Statement and are incorporated herein be reference. Policy Form B was filed on May 8, 1996 in Post-Effective Amendment No. 9 and is incorporated herein by reference.

          EXHIBIT 5 Specimen Generic Application Form A was previously filed on April 15, 1992 in Registrant's Initial Registration Statement and is incorporated herein by reference. Specimen Application Form B was filed on May 8, 1996 in Post-Effective Amendment No. 9 and is incorporated by reference herein.

          EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change was previously filed on September 29, 1995 in Post-Effective Amendment No. 7 and is incorporated by reference herein.

          EXHIBIT 7   Not Applicable.

          EXHIBIT 8   (a)     AUV Calculation Services Agreement with The
                              Shareholder Services Group dated March 31, 1995 was previously filed on May 1, 1995 in Post-Effective Amendment No. 6 and is incorporated by reference herein.

                      (b) Fidelity Services Agreement was previously filed on April 30, 1996 in Post-Effective No. 8 and is incorporated herein by reference.

                      (c) An Amendment to the Fidelity Service Agreement effective as of January 1, 1997 was filed on April 30, 1997 in Post-Effective Amendment No. 12 and is incorporated by reference herein.

                      (d) A proposed form of the Fidelity Service Contract was filed on April 30, 1997 in Post-Effective Amendment No. 12 and is incorporated by reference herein.

                      (e) A proposed form of the T. Rowe Price Agreement was filed on April 30, 1997 in Post-Effective Amendment No. 12 and is incorporated by reference herein.

          EXHIBIT 9   Consent and Opinion of Counsel is filed herewith.

          EXHIBIT 10  Consent of Independent Accountants is filed herewith.

          EXHIBIT 11  None.

          EXHIBIT 12  None.

          EXHIBIT 13  None.

          EXHIBIT 14  Not Applicable.

          EXHIBIT 15 Form of Participation Agreement between the Company (formerly known as SMA Life) and Allmerica Investment Trust was previously filed on April 1, 1991 in Registration Statement No. 33-39702 and is incorporated by reference herein. Form of Participation Agreement between the Company and Fidelity VIP, and an Amendment thereto, was previously filed in Post-effective Amendment No. 6 on April 25, 1995 and are incorporated by reference herein. Form of Participation Agreement between the Company and T. Rowe Price International Series was previously filed on May 1, 1995 in Post-Effective Amendment No. 6 and on April 25, 1995 is incorporated by reference herein.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION                                PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------                                ----------------------------------------------
Bruce C. Anderson                                Director of First Allmerica since 1996; Vice
   Director                                        President, First Allmerica since 1984

Abigail M. Armstrong                             Secretary of First Allmerica since 1996;
  Secretary and Counsel                            Counsel, First Allmerica since 1991

Robert E. Bruce                                  Director and Chief Information Officer of First
  Director                                         Allmerica since 1997;  Vice President of First
                                                   Allmerica since 1995;  Corporate Manager,
                                                   Digital Equipment Corporation 1979 to 1995

John P. Kavanaugh                                Director and Chief Investment Officer of First
  Director, Vice President and                     Allmerica since 1996; Vice President, First
  Chief Investment Officer                         Allmerica since 1991

John F. Kelly                                    Director of First Allmerica since 1996; Senior Vice
  Director, Vice President                         President, General Counsel and Assistant
  and General Counsel                              Secretary, First Allmerica since 1991

J. Barry May                                     Director of First Allmerica since 1996; Director and
  Director                                         President, The Hanover Insurance Company since
                                                   1996; Vice President, The Hanover Insurance
                                                   Company, 1993 to 1996;  General Manager, The
                                                   Hanover Insurance Company 1989 to 1993

James R. McAuliffe                               Director of First Allmerica since 1996;
  Director                                         President and CEO, Citizens Insurance Company of America
                                                   since 1994; Vice President 1982 to 1994 and Chief
                                                   Investment Officer, First Allmerica 1986 to 1994

John F. O'Brien                                  Director, Chairman of the Board, President and
  Director and Chairman of the Board               Chief Executive Officer, First Allmerica since 1989

Edward J. Parry, III                             Director and Chief Financial Officer of First
  Director, Vice President and Chief               Allmerica since 1996; Vice President and
  Financial Officer                                Treasurer, First Allmerica since 1993

Richard M. Reilly                                Director of First Allmerica since 1996; Vice
  Director, President and Chief                    President, First Allmerica since 1990; Director,
  Executive Officer                                Allmerica Investments, Inc. since 1990; Director
                                                   and President, Allmerica Investment Management
                                                   Company, Inc. since 1990

Eric A. Simonsen                                 Director of First Allmerica since 1996; Vice
  Director and Vice President                      President, First Allmerica since 1990; Chief
                                                   Financial Officer, First Allmerica 1990 to 1996

Phillip E. Soule                                 Director of First Allmerica since 1996; Vice
  Director                                         President, First Allmerica since 1987

ITEM 26.       PERSONS UNDER COMMON CONTROL WITH REGISTRANT

     See attached organization chart.

               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


             NAME                     ADDRESS           TYPE OF BUSINESS
             ----                     -------           ----------------
AAM Equity Fund                440 Lincoln Street    Massachusetts Grantor
                               Worcester MA 01653    Trust

AAM Growth & Income Fund, LLC  440 Lincoln Street    Limited Liability
                               Worcester MA 01653    Corporation

AAM High Yield Fund, LLC       440 Lincoln Street    Limited Liability
                               Worcester MA 01653    Corporation

AFC Capital Trust I            440 Lincoln Street    Statutory Business Trust
                               Worcester MA 01653

Allmerica Asset Management     440 Lincoln Street    Investment advisory
Limited                        Worcester MA 01653    services

Allmerica Asset Management,    440 Lincoln Street    Investment advisory
Inc.                           Worcester MA 01653    services

Allmerica Benefits, Inc.       440 Lincoln Street    Non-insurance medical
                               Worcester MA 01653    services

Allmerica Equity Index Pool    440 Lincoln Street    Massachusetts Grantor
                               Worcester MA 01653    Trust

Allmerica Financial Alliance   100 North Parkway     Multi-line property and
Insurance Company              Worcester MA 01605    casualty insurance

Allmerica Financial Benefit    100 North Parkway     Multi-line property and
Insurance Company              Worcester MA 01605    casualty insurance

Allmerica Financial            440 Lincoln Street    Holding Company
Corporation                    Worcester MA 01653

Allmerica Financial Insurance  440 Lincoln Street    Insurance Broker
Brokers, Inc.                  Worcester MA 01653

Allmerica Financial Life       440 Lincoln Street    Life insurance, accident
Insurance and Annuity Company  Worcester MA 01653    and health insurance,
(formerly known as SMA Life                          annuities, variable
Assurance Company)                                   annuities and variable
                                                     life insurance

Allmerica Financial Services   440 Lincoln Street    Insurance Agency
Insurance Agency, Inc.         Worcester MA 01653

Allmerica Funding Corp.        440 Lincoln Street    Special purpose funding
                               Worcester MA 01653    vehicle for commercial
                                                     paper

Allmerica Funds                440 Lincoln Street    Investment Company
                               Worcester MA 01653

Allmerica, Inc.                440 Lincoln Street    Common employer for
                               Worcester MA 01653    Allmerica Financial
                                                     Corporation entities



Allmerica Institutional        440 Lincoln Street    Accounting, marketing and
Services, Inc. (formerly       Worcester MA 01653    shareholder services for
known as 440 Financial                               investment companies
Group of Worcester, Inc.)

Allmerica Investment           440 Lincoln Street    Investment advisory
Management Company, Inc.       Worcester MA 01653    services

Allmerica Investments, Inc.    440 Lincoln Street    Securities, retail
                               Worcester MA 01653    broker-dealer

Allmerica Investment Trust     440 Lincoln Street    Investment Company
                               Worcester MA 01653

Allmerica Plus Insurance       440 Lincoln Street    Insurance Agency
Agency, Inc.                   Worcester MA 01653

Allmerica Property & Casualty  440 Lincoln Street    Holding Company
Companies, Inc.                Worcester MA 01653

Allmerica Securities Trust     440 Lincoln Street    Investment Company
                               Worcester MA 01653

Allmerica Services             440 Lincoln Street    Internal administrative
Corporation                    Worcester MA 01653    services provider to
                                                     Allmerica Financial
                                                     Corporation entities

Allmerica Trust Company, N.A.  440 Lincoln Street    Limited purpose national
                               Worcester MA 01653    trust company

AMGRO, Inc.                    100 North Parkway     Premium financing
                               Worcester MA 01605

APC Funding Corp.              440 Lincoln Street    Special purpose funding
                               Worcester MA 01653    vehicle for commercial
                                                     paper

Citizens Corporation           440 Lincoln Street    Holding Company
                               Worcester MA 01653

Citizens Insurance Company of  645 West Grand River  Multi-line property and
America                        Howell MI 48843       casualty insurance

Citizens Insurance Company of  333 Pierce Road       Multi-line property and
Illinois                       Itasca IL 60143       casualty insurance

Citizens Insurance Company of  3950 Priority Way     Multi-line property and
the Midwest                    South Drive, Suite    casualty insurance
                               200 Indianapolis IN
                               46280

Citizens Insurance Company of  8101 N. High Street   Multi-line property and
Ohio                           P.O. Box 342250       casualty insurance
                               Columbus OH 43234

Citizens Management, Inc.      645 West Grand River  Services management
                               Howell MI 48843       company





First Allmerica Financial      440 Lincoln Street    Life, pension, annuity,
Life Insurance Company         Worcester MA 01653    accident and health
(formerly State Mutual Life                          insurance company
Assurance Company of America)

Greendale Special Placements   440 Lincoln Street    Massachusetts Grantor
Fund                           Worcester MA 01653    Trust

The Hanover American           100 North Parkway     Multi-line property and
Insurance Company              Worcester MA 01605    casualty insurance

The Hanover Insurance Company  100 North Parkway     Multi-line property and
                               Worcester MA 01605    casualty insurance

Hanover Texas Insurance        801 East Campbell     Attorney-in-fact for
Management Company, Inc.       Road Richardson       Hanover Lloyd's Insurance
                               TX 75081              Company

Hanover Lloyd's Insurance      801 East Campbell     Multi-line property and
Company                        Road Richardson       casualty insurance
                               TX 75081

Lloyds Credit Corporation      440 Lincoln Street    Premium financing service
                               Worcester MA 01653    franchises

Logan Wells Water Company,     603 Heron Drive       Water Company serving
Inc.                           Bridgeport NJ 08014   land development
                                                     investment

Massachusetts Bay Insurance    100 North Parkway     Multi-line property and
Company                        Worcester MA 01605    casualty insurance

SMA Financial Corp.            440 Lincoln Street    Holding Company
                               Worcester MA 01653

Somerset Square, Inc.          440 Lincoln Street    Real estate holding
                               Worcester MA 01653    company

Sterling Risk Management       440 Lincoln Street    Risk management services
Services, Inc.                 Worcester MA 01653




                                Allmerica Financial Corporation

                                            Delaware
            |                     |                   |             |           |
     ___________________________________________________________________________________
           100%                  100%               100%           100%        100%
     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica
                            Funding Corp.      Financial Life    Trust I      Services
                                                 Insurance                  Corporation
                                                   Company

      Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts
                                                      |
                            _______________________________________________
                                  |
                                 100%
                             Logan Wells
                            Water Company,
                                 Inc.

                              New Jersey

______________________________________________________________________________________________________________________
        |                   |                    |                   |                     |                   |
      65.78%               100%               99.2%                 100%                  100%                100%
     Allmerica        Sterling Risk         Allmerica             Allmerica             Allmerica           Allmerica
     Property           Management             Trust             Investments,         Institutional       Financial Life
    & Casualty        Services, Inc.       Company, N.A.            Inc.              Services, Inc.      Insurance and
  Companies, Inc.                                                                                        Annuity Company
                                             Federally
     Delaware            Delaware            Chartered          Massachusetts         Massachusetts         Delaware
         |
___________________________________________________________________________                             ______|_______
         |                  |                   |                    |                                        |
       100%                100%                100%                 100%                                     100%
        APC             The Hanover          Allmerica           Citizens                                 Somerset
   Funding Corp.         Insurance           Financial           Insurance                               Square, Inc.
                          Company            Insurance           Company of
                                           Brokers, Inc.          Illinois

   Massachusetts       New Hampshire       Massachusetts          Illinois                              Massachusetts
                             |
______________________________________________________________________________________________________________________
        |                                       |                    |                     |                  |
       100%                                    100%                 100%                 82.5%               100%
     Allmerica                              The Hanover        Hanover Texas           Citizens          Massachusetts
     Financial                               American            Insurance            Corporation        Bay Insurance
      Benefit                                Insurance           Management                                 Company
     Insurance                                Company          Company, Inc.
      Company

   Pennsylvania                            New Hampshire           Texas                Delaware         New Hampshire
                                                                                           |
                                                              ________________________________________________________
                                                                     |                     |                   |
                                                                    100%                  100%               100%
                                                                  Citizens         Citizens Insurance      Citizens
                                                                 Insurance            Company of           Insurance
                                                              Company of Ohio           America         Company of the
                                                                                                            Midwest

                                                                    Ohio                Michigan            Indiana
                                                                                           |
                                                                                    _______________
                                                                                          100%
                                                                                        Citizens
                                                                                    Management Inc.

                                                                                        Michigan



                                Allmerica Financial Corporation

                                            Delaware
            |                     |                   |             |           |
     ___________________________________________________________________________________
           100%                  100%               100%           100%        100%
     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica
                            Funding Corp.      Financial Life    Trust I      Services
                                                 Insurance                  Corporation
                                                   Company

      Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts
                                                      |
                            _______________________________________________
                                               |
                                              100%
                                              SMA
                                           Financial Corp.


                                           Massachusetts
                                                 |
_____________________________________________________________________________________________________________________
        |                    |                   |                     |                   |
       100%                100%                 100%                  100%                100%
     Allmerica           Allmerica           Allmerica             Allmerica           Allmerica
    Investment             Asset         Financial Services          Asset             Benefits
    Management          Management,          Insurance            Management,             Inc.
   Company, Inc.            Inc.            Agency, Inc.            Limited

   Massachusetts       Massachusetts       Massachusetts            Bermuda             Florida

                                                              ________________      _________________________________
                                                              Allmerica Equity         Greendale              AAM
                                                                 Index Pool             Special           Equity Fund
                                                                                       Placements
                                                                                          Fund

                                                               Massachusetts         Massachusetts       Massachusetts
_____________________________________
        |                   |                                                 Grantor Trusts established for the benefit of First
       100%                100%                                               Allmerica, Allmerica Financial Life, Hanover and
     Allmerica          AMGRO, Inc.                                           Citizens
     Financial                                                   Allmerica             Allmerica           Allmerica
     Alliance                                                 Investment Trust           Funds            Securities
     Insurance                                                                                               Trust
      Company
                                                               Massachusetts         Massachusetts       Massachusetts
   New Hampshire       Massachusetts
                             |
                             |
                           100%                                                  Affiliated Management Investment Companies
                          Lloyd's
                          Credit                                                    Hanover Lloyd's
                        Corporation                                                    Insurance
                                                                                        Company

                       Massachusetts                                                     Texas

                                                                                 Affiliated Lloyd's plan company, controlled by
                                                                                 Underwriters for the benefit of the Hanover
                                                                                 Insurance Company

                                                                                          AAM              AAM
                                                                                         Growth            High
                                                                                      Income Fund       Yield Fund,
                                                                                         L.L.C.           L.L.C.

                                                                                        Delaware       Massachusettes

                                                                                   LLC established for the benefit of
                                                                                   First Allmerica, Allmerica
                                                                                   Financial Life, Hanover and
                                                                                   Citizens


ITEM 27.  NUMBER OF CONTRACT OWNERS
     As of December 31, 1997, there were 9,839 Contact Owners of qualified Contracts and 13,660 Contract Owners of non-qualified Contracts.


ITEM 28.       INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.       PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, Inheiritage, Group VEL Account and Allmerica Select Separate Account II, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K and VA-P, Separate Account KG, KGC, Fulcrum, and Fulcrum Variable Life of Allmerica Financial Life Insurance and Annuity Company

          - Separate Account I, Separate Accounts VA-K and VA-P, Inheiritage Account, Allmerica Select Separate Account, VEL II Account, Group VEL, Separate Accounts KG, KGC, Fulcrum, Fulcrum Variable Life of First Allmerica Financial Life Insurance Company

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

          NAME                          POSITION OR OFFICE WITH UNDERWRITER
          ----                          -----------------------------------

          Abigail M. Armstrong          Secretary and Counsel

          Philip J. Coffey              Vice President

          Emil J. Aberizk, Jr.          Vice President

          Edward T. Berger              Vice President and Chief Compliance
                                        Officer

          Richard F. Betzler, Jr.       Vice  President

          Thomas P. Cunningham          Vice President Chief Financial Officer
                                        and Controller

          David J. Mueller              Vice President

          William F. Monroe, Jr.        Vice President

          John F. Kelly                 Director

          John F. O'Brien               Director

          Stephen Parker                President, Director and Chief Executive
                                        Officer

          Edward J. Parry, III          Treasurer

          Richard M. Reilly             Director

          Eric A. Simonsen              Director

          Mark Steinberg                Senior Vice President

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.


ITEM 31.  MANAGEMENT SERVICES

     Effective March 31, 1995, the Company provides daily unit value calculations and related services for the Company's separate accounts.


ITEM 32.  UNDERTAKINGS

     (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

     (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.


ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and
     (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 2nd day of February, 1998.


                      ALLMERICA SELECT SEPARATE ACCOUNT OF
              ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                              By:  /s/ ABIGAIL M. ARMSTRONG
                                 ---------------------------------
                                   Abigail M. Armstrong, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


Signatures                Title                            Date
---------                 -----                            ----



/s/ John F. O'Brien       Director and Chairman of         February 2, 1998
----------------------    the Board
John F. O'Brien

/s/ Bruce C. Anderson     Director
----------------------
Bruce C. Anderson

/s/ Robert E. Bruce       Director
----------------------
Robert E. Bruce

/s/ John P. Kavanaugh     Director, Vice President and
----------------------    Chief Investment Officer
John P. Kavanaugh

/s/ John F. Kelly         Director, Vice President and
----------------------    General Counsel
John F. Kelly

/s/ J. Barry May          Director
----------------------
J. Barry May

/s/ James R. McAuliffe    Director
----------------------
James R. McAuliffe

/s/ Edward J. Parry III   Director, Vice President and
----------------------    Chief Financial Officer
Edward J. Parry III

/s/ Richard M. Reilly     Director, President and
----------------------    Chief Executive Officer
Richard M. Reilly

/s/ Eric A. Simonsen      Director and Vice President
----------------------
Eric A. Simonsen

/s/ Phillip E. Soule      Director
----------------------
Phillip E. Soule


                                    EXHIBIT TABLE


Exhibit 9      Consent and Opinion of Counsel

Exhibit 10     Consent of Independent Accountants